As filed with the Securities and Exchange Commission on February 28, 1997
Securities Act File No. 33-94206
Investment Company Act File No. 811-9064

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

	Pre-Effective Amendment No.
	Post-Effective Amendment No.  2  	   X

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940 	   X
	Amendment No.   3
             AMBAC TREASURERS TRUST
(Exact Name of Registrant as Specified in Charter)

900 Marconi Avenue
Ronkonkoma, New York,
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (203) 341-2300

Name and Address of Agent for Service:	Copies to:
Stephen A. Attanasio	Kenneth S. Gerstein, Esq.
900 Marconi Avenue	Schulte Roth & Zabel LLP
Ronkonkoma, New York  11779	900 Third Avenue
			New York, NY  10022

Approximate Date of Proposed Public Offering:
		February 28, 1997

	It is proposed that the filing will become effective:

		immediately upon filing pursuant to paragraph (b) X on February 28, 1997 pursuant to paragraph (b)
		60 days after filing pursuant to paragraph (a)(1)
		on               pursuant to paragraph (a)(1)
	     	75 days after filing pursuant to paragraph (a)(2) on __________ pursuant to paragraph (a)(2) of Rule
485.

	The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 1996 was filed on December 30, 1996.


AMBAC TREASURES TRUST

FORM N-1A

CROSS REFERENCE SHEET



Part A.
Item No.	Prospectus Caption

1.	Cover Page	Cover Page

2.	Synopsis	Summary of Expenses

3.	Condensed Financial Information	Financial Highlights

4.	General Description of Registrant	Cover Page; Investment
Objective and Policies;     General Information

5.	Management of the Fund	Management of the Fund

5A.	Management's Discussion of	Not Applicable
	Fund Performance

6.	Capital Stock and Other Securities	Purchase of Shares;
Dividends and Distributions; Taxes; General Information

7.	Purchase of Securities Being Offered	Purchase of
Shares; Shareholder Accounts; Redeeming Shares; Exchange
Privilege; Net Asset Value

8.	Redemption or Repurchase	Shareholder Accounts;
Redeeming Shares; Exchange Privilege; Net Asset Value

9.	Pending Legal Proceedings	Not Applicable


Part B.	Statement of Additional
Item No.	Information Caption

10.	Cover Page	Cover Page

11.	Table of Contents	Table of Contents

12.	General Information and History	General Information

13.	Investment Objectives and Policies	Investment Policies
and Practices; Investment Restrictions

14.	Management of the Fund	Investment Advisory Arrangements;
Trustees and Officers

15.	Control Persons and Principal Holders of Securities
	General Information

16.	Investment Advisory and Other Services	Investment
Advisory Arrangements; Purchasing Shares; Expenses; General
Information

17.	Brokerage Allocation and Other Practices	Portfolio
Transactions and Brokerage

18.	Capital Stock and Other Securities	General Information

19.	Purchase, Redemption and Pricing of 	Purchase of
Shares;
	Securities Being Offered	Shareholder Accounts;
			Redeeming Shares; Exchange Privilege;
Determination of Net Asset Value

20.	Tax Status	Taxes

21.	Underwriters	Purchasing Shares

22.	Calculation of Performance Data	Performance
Information

23.	Financial Statements	Financial Statements




AMBAC TREASURERS TRUST

U.S. Treasury Money Market Fund
A SERIES OF AMBAC TREASURERS TRUST

905 Marconi Avenue
Ronkonkoma, New York 11779

   	AMBAC U.S. Treasury Money Market Fund (the "Fund") is a series of AMBAC Treasurers Trust (the "Trust"), a diversified, open-end management investment company. The Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. The investment objective of the Fund is to seek high current income, consistent with preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing exclusively in short-term debt securities that are direct obligations of the U.S. Treasury ("Treasury Securities") and repurchase agreements collateralized by debt obligations backed by the "full faith and credit" of the United States. See "Investment Objective and Policies." Cadre Financial Services, Inc. (formerly known as AMBAC Investment Management, Inc.) (the "Investment Adviser") serves as the investment adviser of the Fund. First Data Investor Services Group, Inc. serves as the administrator of the Fund (the "Administrator").

	Shares of the Fund are offered for sale on a no-load basis to states and municipalities, and their subdivisions and agencies, as well as to other institutional investors. No sales commissions or other charges are imposed upon the purchase or redemption of shares. The minimum initial investment in the Fund is $100,000. See "Purchasing Shares." Shares of the Fund are not insured by AMBAC Indemnity Corporation.

	An investment in the Fund is neither insured nor guaranteed by the U.S. government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. See "Net Asset Value."

   	This Prospectus sets forth concisely the information about the Fund and the Trust that a prospective investor should know before investing. Additional information about the Fund and the Trust has been filed with the Securities and Exchange Commission (the "SEC") in a Statement of Additional Information dated March 1, 1997, which is incorporated herein by reference and is available without charge by writing to the transfer agent or by calling 1-800-311-AMBAC (2622).

Investors are advised to read this Prospectus and retain it for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    The date of this Prospectus is March 1, 1997


SUMMARY OF EXPENSES

   	The following table is designed to assist prospective investors in understanding the various direct and indirect costs and expenses that a shareholder in the Fund will bear. The amounts set forth below under "Other Expenses," as well as the amounts in the example below, are based upon estimates of expenses for the current fiscal year.

Shareholder Transaction Expenses

	Maximum Sales Load Imposed on Purchases		None

	Maximum Sales Load Imposed on Reinvested Dividends
	None

	Deferred Sales Load		None

	Redemption Fee		None

	Exchange Fee		None

Annual Fund Operating Expenses 	Net of Expense
(as a percentage of average net assets)	Reimbursement

	Management Fees (after waiver)	.	   0%

	12b-1 Fees	.	None

	Other Expenses (estimated)	.	.28%

	Total Fund Operating Expenses	.	.28%

   	The Investment Adviser has voluntarily agreed to waive its fees or absorb Fund expenses to the extent necessary to assure that the ordinary operating expenses do not exceed .28% of the Fund's average daily net assets. Absent this agreement, management fees, estimated other expenses and estimated total operating expenses of the Fund would have been 0.15%, 1.03% and 1.18%, respectively, of the Fund's average daily net assets. The Investment Adviser reserves the right to modify or terminate at any time its agreement to waive fees and absorb expenses.

	Example	1 Year	3 Years

You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period:	$3	$9

   	The example is based upon estimated Total Fund Operating Expenses, as set forth in the table above, after giving effect to the fee waiver and absorption of expenses. Actual expenses and annual return may be greater or less than the amounts shown above. The example should not be considered a representation of past or future expenses.

	For a more complete description of fees and expenses, see
"Management of the Fund."


U.S. TREASURY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

	The financial information in the table below has been audited in conjunction with the audit of the financial statements of the Trust by KPMG Peat Marwick LLP, independent auditors, which financial statements and report thereon are incorporated by reference in the Statement of Additional Information, but not included herein. This table should be read in conjunction with the Trust's financial statements and notes thereto, which are an integral part of these financial highlights and ratios.

				Period ended October 31, 1996 (1)


Net Asset Value, Beginning of period				$
	  1.000
Income from Investment Operations:
  Net investment income (2)					  0.026

Less Dividends:
  Dividends from net investment income
	 (0.026)

Net increase in net asset value
----
Net Asset Value, End of period				$
1.000


Total Return				    	2.63%*

Ratios/Supplemental Data:
Net Assets, End of period (000s)				$
26,204
Ratios to average net assets:
  Net investment income including reimbursement/waiver
	    	    	4.99%**
  Operating expenses including reimbursement/waiver
		0.27%**
  Operating expenses excluding reimbursement/waiver
		1.18%**








*    Not Annualized
**  Annualized
(1) The Fund commenced investment operations on April 24, 1996.
(2) Net investment income per share before reimbursement/waiver of fees and expenses by the Investment Adviser for the period ended October 31, 1996 for the Fund was $0.021.





SUITABLE INVESTORS

	The Fund is specifically designed for investors concerned about the safety of their investments and is a low-cost, professionally managed cash management vehicle for states, municipalities, and their subdivisions and agencies, including school and special purpose districts, and for other institutional investors. It offers investment diversification, administrative convenience and operating economies of scale to investors whose investment policies and guidelines are consistent with those of the Fund.

INVESTMENT OBJECTIVE AND POLICIES

	The investment objective of the Fund is to seek high current income, consistent with preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing exclusively in short-term debt securities that are direct obligations of the U.S. Treasury ("Treasury Securities") and repurchase agreements collateralized by debt obligations backed by the "full faith and credit" of the United States. The Fund maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share at all times. No assurance can be given that the Fund will be able to achieve its investment objective or maintain a stable net asset value. See "Net Asset Value."

	Treasury Securities include Treasury bills, notes and bonds. These obligations are issued by the U.S. Treasury and backed by the full faith and credit of the U.S. government. All securities purchased by the Fund, including repurchase agreements, must be of high quality and be determined by the Investment Adviser to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of the Trust. The Fund may invest up to 35% of its total assets in repurchase agreements that are collateralized by debt obligations which are backed by the "full faith and credit" of the United States, but which are not Treasury Securities.

	The Fund does not invest in any securities commonly known as derivatives.

	The Fund's investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company Act of 1940, as amended (the
"Investment Company Act").

	Repurchase Agreements. A repurchase agreement involves the purchase of a security by the Fund with an agreement by the seller of the security to repurchase it from the Fund at a mutually agreed upon day and price, frequently the next business day. The resale price is in excess of the purchase price and reflects the rate of return earned by the Fund. The maturities of repurchase agreements entered into by the Fund normally do not exceed seven days. However, the Fund may enter into a repurchase agreement maturing in more than seven days provided that not more than 10% of the Fund's net assets would, as a result, be invested in repurchase agreements having maturities in excess of seven days and under which the Fund also does not have the right to repayment within seven days. Repurchase agreements will at all times be fully collateralized by their underlying securities ("collateral") in an amount at least equal to the purchase price plus accrued interest, marked to market daily. The collateral for repurchase agreements is held by the Trust's custodian (or a subcustodian) and is required to consist of obligations which are backed by the "full faith and credit" of the United States (without regard to the maturity of such obligations). If the seller defaults and the value of the collateral securing a repurchase agreement declines, the Fund may incur a loss. The Fund, however, enters into repurchase agreements only with banks or primary dealers designated as such by the Federal Reserve Bank of New York and which have been determined by the Investment Adviser to present minimal credit risk in accordance with guidelines established by the Board of Trustees of the Trust.

	When-Issued and Delayed Delivery Securities. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold by the Fund with payment and delivery taking place as much as a month or more in the future. The Fund engages in these transactions to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

	Borrowings. The Fund does not borrow for purposes of making investments (a practice known as "leverage"). However, it may borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for temporary extraordinary or emergency purposes. The Fund may pledge its assets to secure these borrowings. Additional investments will not be made by the Fund while any borrowings are outstanding.

	Investment Restrictions. The Fund is subject to various additional restrictions on its investments. Certain of these restrictions are deemed fundamental policies and cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act. See "Investment Restrictions" in the Statement of Additional Information.

	Investment Characteristics. The Fund invests solely in direct obligations of the United States Treasury and repurchase agreements collateralized by such securities or by securities which are backed by the "full faith and credit" of the United States. Shares of the Fund are not insured or guaranteed by the U.S. government or any government agency. The return on an investment in the Fund will increase or decrease in response to changes in short-term market interest rates. The market value of the Fund's investments will fluctuate, with investments increasing in value as interest rates fall and decreasing in value as interest rates rise. However, due to the method used by the Fund in valuing its assets, it is expected but cannot be assured that the net asset value of shares of the Fund will be a stable $1.00 per share. See "Net Asset Value." Virtually all portfolio transactions for the Fund will be effected on a principal basis with issuers, underwriters or dealers serving as primary market-makers.

PURCHASING SHARES

	Shares of the Fund are offered for sale, without sales charge, at the net asset value per share next determined after receipt and acceptance of a purchase order by First Data Distributors, Inc. (formerly known as 440 Financial Distributors, Inc.), as distributor of the Fund's shares (the "Distributor"), subject to timely receipt of federal funds as described below. Net asset value is computed as of 4:00 p.m. (Eastern time) on each day on which both the New York Stock Exchange is open for trading and the Federal Reserve Bank of New York is open (each, a "Business Day"), except on days for which the Public Securities Association (the "PSA") recommends an early closing of the U.S. government securities markets when the net asset value will be computed as of such earlier closing time. See "Net Asset Value." A minimum initial investment of $100,000 is required (except in special circumstances as described in the Statement of Additional Information). Subsequent investments may be made in any amount.

	Shares become entitled to receive dividends beginning on the day of purchase. For this reason, the Fund must have federal funds available to it (i.e., monies credited to its custodian bank by a Federal Reserve bank) on the day the purchase order is accepted. An order for the purchase of shares of the Fund is accepted (i) immediately upon receipt of federal funds by wire as described below or (ii) when a check is credited to the shareholder's account in the form of federal funds (generally one Business Day after receipt of a check). Shares will be issued at the net asset value next determined after acceptance of the purchase order and will be entitled to that day's dividend. The Fund reserves the right to reject any purchase order and to modify or suspend the continuous offering of its shares.

	In order to permit the Investment Adviser to manage the Fund most effectively, investors should place purchase orders as early in the day as possible by calling the Fund's transfer agent, First Data Investor Services Group, Inc. (the "Transfer Agent"), toll-free at 1-800-311-AMBAC (2622), as described below. Investors who anticipate making purchase transactions in excess of $5,000,000 are encouraged to make an advisory call to the Transfer Agent on the day prior to investment. This advisory call does not replace the need to call the Transfer Agent to place a purchase order.

	Prior to making an initial investment by wire or check, an account number must be obtained by calling the Transfer
Agent toll-free at 1-800-311-AMBAC (2622), or by mailing a completed account application to:

AMBAC Funds
P.O. Box 5138
Westborough, Massachusetts 01581-5138

	In order to receive an account number by telephone, an investor must provide the name, address, and tax identification number of the account owner, the amount being wired or mailed as the initial investment, and the name of the wiring bank. Promptly after opening accounts by telephone, investors should mail an original completed account application for each account opened to the Transfer Agent. Although share purchases can be made before an account application is submitted, shares may not be redeemed until a completed account application has been submitted.

   	Purchases by Federal Funds. Shares may be purchased by wiring federal funds directly to the Fund in accordance with the instructions below. The Fund does not impose any transaction charges; however, wire charges may be imposed by the shareholder's transmitting bank. Shares will be issued at the net asset value next determined after receipt of an order to purchase shares and will be entitled to the dividend declared on the date the order is received if the Trust's custodian receives payment in federal funds in the amount of the purchase order not later than the close of the Federal Reserve wire on that day. If a purchase order is not received and accepted prior to 4:00 p.m. (Eastern time) (2:00 p.m. for remote trade entry orders), or as of the closing time of the U.S. government securities markets on days when the PSA recommends an early closing of such markets, or if federal funds are not received by the close of the Federal Reserve wire, shares will not be issued or entitled to receive dividends until the next computation of net asset value following the receipt of federal funds by the Trust's custodian.

	Additional purchases of shares can be made by calling the Transfer Agent toll-free at 1-800-311-AMBAC (2622), to place a purchase order and then wiring federal funds in the amount of the purchase.

	With respect to both initial and subsequent purchases of shares, the wiring bank should be instructed to wire federal funds to:

AMBAC U.S. Treasury Money Market Fund
C/o BSD&T Co. ABA # 011001234
CR DDA # 05-338-4
CR FDISG A/C # __________
[insert your account number]

	Purchases by Check. Shares may be purchased by check in accordance with the instructions below. Shares will be issued on the next Business Day after receipt of a check at the net asset value determined on such day. Shareholders will begin accruing dividends when a check is credited to the shareholder's account in the form of federal funds (generally one Business Day after receipt of a check).

	Checks for both initial and subsequent purchases of shares should indicate the account name and number and be made payable to AMBAC U.S. Treasury Money Market Fund and sent by regular mail to the Transfer Agent at:

AMBAC Funds
P.O. Box 5138
Westborough, MA 01581-5138

	Check purchases sent by registered or certified mail or overnight delivery should be sent to the Transfer Agent at:

AMBAC Funds
c/o First Data Investor Services Group, Inc.
4400 Computer Drive - 2CW65
Westborough, MA 01581-5120

   	In certain circumstances, shares of the Fund may also be purchased through the Remote Trade Entry System. See "Remote
Trade Entry."

SHAREHOLDER ACCOUNTS

	The Transfer Agent maintains one or more accounts for each shareholder reflecting full and fractional shares of the Fund the shareholder owns. Shareholders are sent confirmations of each account transaction, and monthly statements showing account balances. The Trust does not issue certificates for shares of the Fund.

	Sub-Account Services. Special sub-accounting procedures are available for investors wishing to open multiple accounts to meet requirements regarding the commingling of funds or for accounting convenience. Sub-accounts can be established at any time by calling the Transfer Agent. Please call toll-free at 1-800-311-AMBAC (2622) for further information and appropriate forms. Investors who have established sub-accounts will receive periodic confirmations and statements of holdings and transactions for the master account and each sub-account.

	Minimum Account Balance. There is no minimum account balance for the Fund. In order to avoid costs to the Fund that are associated with maintaining inactive accounts, if there has been no activity in an account with no balance for a period of six months, the Fund has the right to close the account. However, a shareholder will first be sent written notice of the Fund's intention to close the account, and given 60 days to purchase shares to increase the account balance.

REDEEMING SHARES

   	Shareholders may redeem all or any portion of the shares in their accounts at any time at the net asset value next computed after the receipt of a redemption request in proper form. Redemption proceeds will be paid by federal funds wire to one or more of the bank accounts that have been predesignated by the shareholder, normally on the day the redemption request is received. Redemption may also be made by check as described below. If a redemption request is not received prior to 2:00 p.m. (Eastern time), or as of the closing time of the U.S. government securities markets on days when the PSA recommends an early closing of such markets, it will be processed on the following Business Day. Shares are not entitled to receive dividends declared on the day the shares are redeemed. See "Dividends and Distributions." In the case of complete redemption of all shares in an account, the redemption payment will include the amount of all dividends declared for the month-to-date on shares held in the account. Except in unusual circumstances described in the Statement of Additional Information, the Fund will not suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days, except that when shares are purchased by check or acquired by means of an exchange of shares purchased by check (including, in each case, certified checks and cashiers checks), payment of redemption proceeds will be delayed until the purchase check has cleared (the time varies from state to state) which may take up to 15 days. Shareholders who anticipate the need for immediate access to their investment should purchase shares with federal funds.

	A completed account application must be on file with the Transfer Agent in order to redeem shares. See "Purchasing Shares." Shareholders will be asked to designate a primary recipient bank account on their account application. The primary recipient account may be changed at any time, and any number of secondary recipient bank accounts can be added, provided proper written instructions are on file. Please call the Transfer Agent to receive additional information and appropriate forms.

	In order to permit the Investment Adviser to manage the Fund most effectively, investors should place telephone redemption requests as early in the day as possible by calling the Transfer Agent toll-free at 1-800-311-AMBAC (2622) as described below. Investors who anticipate making redemptions in excess of $5,000,000 are encouraged to make an advisory call to the Transfer Agent at least one day in advance. This advisory call does not replace the need to place the redemption request in writing or by telephone.

   	Telephone Redemption Procedures. A request to redeem shares may be placed by calling the Transfer Agent at 1-800-311-AMBAC (2622). The shareholder will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be sent to the primary recipient bank account designated by the shareholder unless the shareholder requests that payment be made to a predesignated secondary recipient bank account. Proceeds will be sent by Federal Reserve wire, normally on the day the redemption request is received. Redemption requests that are not received prior to 2:00 p.m. (Eastern time), or as of the closing time of the U.S. government securities markets on days when the PSA recommends an early closing of such markets, will be processed the following Business Day.

   	The Transfer Agent employs reasonable procedures to confirm that telephone redemption instructions are genuine such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption.
To the extent such procedures are used, neither the Trust or the Fund, nor the Investment Adviser, Administrator, Distributor or Transfer Agent, will be liable for any loss due to fraudulent or unauthorized telephone instructions. A redemption by telephone may be made only if the telephone redemption privilege has been selected on the account application, or written instructions have been filed with the Transfer Agent.

	During periods of severe market or economic conditions, it may be difficult to contact the Transfer Agent by telephone. In such an event a shareholder should send a written redemption request by overnight delivery to the Transfer Agent and follow the procedures for written redemption requests described below.

	Written Redemption Requests. Shares of the Fund may be redeemed by written redemption request. A written redemption request must be signed by each of the persons who the shareholder has specified as required to sign such requests. The request must include the complete account name and address, the amount of the redemption, and the predesignated primary or secondary recipient bank account to which the proceeds of the redemption are to be sent. The signature of each person signing the request must be guaranteed by an eligible guarantor institution. Organizations that may qualify as eligible guarantor institutions include banks, brokers, dealers, national securities exchanges, clearing agencies, credit unions, and savings associations. The Transfer Agent reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution.

Written redemption requests sent by regular mail should be sent to:

AMBAC Funds
P.O. Box 5138
Westborough, Massachusetts 01581-5138

Written redemption requests sent by overnight delivery should be sent to:

AMBAC Funds
c/o First Data Investor Services Group, Inc.
4400 Computer Drive - 2CW65
Westborough, Massachusetts 01581-5120

	Redemption by Check. Shares of the Fund may be redeemed by writing checks ("Redemption Checks") against the account balance. Redemption Checks may be obtained by election of the checkwriting option on the account application or by later written request to the Transfer Agent. Redemption Checks may be made payable to the order of any person. The account will continue to earn dividends until the check is presented to the Fund for payment. Redemption Checks will be returned by the Transfer Agent if there are insufficient funds to meet the withdrawal amount. Redemption Checks should not be used to close an account because the exact balance at the time the check clears will not be known at the time the check is written. Redemption Checks are free, but the Fund may impose a fee for stopping payment of a Redemption Check at the shareholders request or if a Redemption Check cannot be honored due to insufficient funds or other valid reasons.

   	In certain circumstances, shares of the Fund may also be redeemed through the Remote Trade Entry System described below.

   REMOTE TRADE ENTRY

	The Fund offers to certain eligible institutional clients trade order entry capabilities through the Remote Trade Entry ("RTE") system. RTE is Windows-based and the necessary software can be installed on standard IBM-compatible personal computer systems. RTE allows a shareholder access to account information and provides transaction capabilities for purchases and sales of Fund shares. Through RTE, shareholders have the opportunity to invest as well as to track short-term cash flows.

   	Orders to purchase trades placed by 2:00 p.m. (Eastern time) or as of the closing time of the U.S. government securities markets on days when the PSA recommends an early closing of such markets, will be processed the same day and will begin accruing dividends that day provided that federal funds have been received. Purchases and redemptions can be placed individually and transactions can be tracked and printed in a summary report. Safeguards are in place to protect against unauthorized trading and account overdrafts. Confirmations acknowledging receipt of trades on the Transfer Agent's system are available immediately following a trade entry and wire instructions are included with each confirmation. For redemptions, federal fund wires are generated automatically and sent to the shareholder's designated recipient bank account. Month-to-date accruals, principal value and total balances are displayed for an account when a transaction is in process, and full account histories are available through reporting menus. Current, 7-day and 30-day yield quotations are updated daily.

   	Please call the Transfer Agent toll-free at 1-800-311-
AMBAC(2622) if you have questions about the RTE system and its availability.

EXCHANGE PRIVILEGE

	Shareholders may exchange shares of the Fund for shares of any other fund advised by the Investment Adviser based upon the relative net asset values per share of the funds at the time the exchange is effected. Currently, shares of the Fund may be exchanged for shares of AMBAC U.S. Government Money Market Fund and AMBAC Short-Term U.S. Government Income Fund. No sales charge or other fee is imposed in connection with exchanges. Before requesting an exchange, shareholders should obtain and read the prospectus of the fund whose shares will be acquired in the exchange. Prospectuses can be obtained by calling the Transfer Agent at 1-800-311-AMBAC (2622) or writing to the Transfer Agent at P.O. Box 5138, Westborough, Massachusetts 01581-5138.

	All exchanges are subject to applicable minimum initial and subsequent investment requirements of the fund whose shares will be acquired. In addition, an exchange is permitted only between accounts that have identical registrations. The Fund does not impose limitations on the frequency of exchanges. Shares of a fund may be acquired in an exchange only if the shares are currently being offered and are legally available for sale in the state of the shareholder's residence.

	An exchange involves the redemption of shares of the Fund and the purchase of shares of another fund. Shares of the Fund will be redeemed at the net asset value per share of the Fund next computed after receipt of an exchange request in proper form. See "Net Asset Value." Shares of the fund being acquired in the exchange will be purchased when the proceeds of the redemption become available (normally, on the day the exchange request is received) at the net asset value of those shares then in effect. See "Redeeming Shares." The acquired shares will be entitled to receive dividends in accordance with the policies of the applicable fund. Shareholders that are not exempt from taxation may realize a taxable gain or loss on an exchange transaction. See "Taxes."

	The exchange privilege may be modified or terminated at any time. However, 60 days' prior notification of any modification or termination will be given to shareholders.

   	Telephone Exchange Procedures. A request to exchange shares may be placed by calling the Transfer Agent at 1-800-311-AMBAC (2622). The shareholder will be asked to provide the account name and number, the amount of shares being exchanged and the name of the fund whose shares are being acquired. Telephone exchange requests that are not received prior to 2:00 p.m. (Eastern time), or as of the closing time of the U.S. government securities markets on days when the PSA recommends an early closing of such markets, will be processed the following Business Day. A written confirmation of the exchange transaction will be sent to the shareholder. As in the case of telephone redemption requests, the Transfer Agent employs reasonable procedures to confirm that telephone exchange instructions are genuine. To the extent such procedures are used, neither the Trust or the Fund, nor the Investment Adviser, Administrator, Distributor or Transfer Agent, will be liable for a loss due to fraudulent or unauthorized telephone exchange instructions. An exchange by telephone may be made only if the telephone exchange privilege has been selected on the account application, or written instructions have been filed with the Transfer Agent.

	During periods of severe market or economic conditions, it may be difficult to contact the Transfer Agent by telephone. In such event, a shareholder should send a written exchange request by overnight delivery to the Transfer Agent and follow the procedures for written exchange requests described below.

	Written Exchange Procedures. Requests to exchange shares may be submitted in writing. Each written exchange request should specify the complete account name and number of the shareholder's account with the Fund, the amount to be exchanged, and the name of the fund whose shares are to be acquired in the exchange. The request must be signed by each of the persons who the shareholder has specified as required to sign redemption requests. The signature of each person signing the exchange request must be guaranteed by an eligible guarantor institution. Written exchange requests should be sent to the Transfer Agent at the address indicated above under "Redeeming Shares--Written Redemption Requests."

NET ASSET VALUE

   	The Fund's share price, or net asset value per share, is calculated as of 4:00 p.m. (Eastern time) each Business Day, except on days for which the PSA recommends an early closing of the U.S. government securities markets when the net asset value will be computed as of such earlier closing time. Net asset value per share is determined by subtracting the Fund's liabilities (including accrued expenses and dividends payable) from the total value of the Fund's investments and other assets and dividing the result by the total number of outstanding shares of the Fund.

	For purposes of calculating net asset value per share, the Fund's portfolio securities are valued using the "amortized cost" method of valuation. This method involves valuing each investment at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment. Use of this valuation method permits the maintenance of the Fund's net asset value at $1.00 per share, absent unusual circumstances. There can be no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

	In using this method, the Trust has adopted certain procedures and adheres to various investment limitations as required by Rule 2a-7 under the Investment Company Act. These procedures, among other things, require the Investment Adviser to monitor the deviation between the Fund's net asset value determined by using available market quotations or market equivalents and its net asset value determined by using amortized cost.

FUND EXPENSES

   	The Fund's expenses are deducted from total income before dividends are paid. The Fund bears all expenses of its operations other than those expressly assumed by the Investment Adviser, including the Fund's proportionate share of the Trust's expenses. Expenses borne by the Fund include but are not limited to: the fees of the Investment Adviser, the Administrator and Transfer Agent; the fees and expenses of the Trust's independent auditors, legal counsel, accounting services agent and custodian; taxes; brokerage fees and commissions; interest; costs incident to meetings of Trustees and shareholders, printing and mailing prospectuses and reports to shareholders, and the filing of reports with regulatory bodies and the maintenance of the Trust's legal existence; federal and state registration fees; the fees and expenses of non-interested Trustees of the Trust; and any extraordinary expenses of a non-recurring nature.

	As discussed under "Summary of Expenses," the Investment
Adviser has voluntarily undertaken to waive its fee or to absorb expenses of the Fund as may be necessary to limit total ordinary operating expenses of the Fund to a specified percentage of the Fund's average daily net assets. The
Investment Adviser may modify or terminate this undertaking at any time.

DIVIDENDS AND DISTRIBUTIONS

	Dividends are declared and accrued daily on each Business Day based upon the Fund's net investment income (i.e., income other than net realized capital gains), and are paid monthly. Distributions of net realized capital gains, if any, are declared and paid annually at the end of the Fund's fiscal year in which they have been earned. All dividends and other distributions are automatically reinvested in full and fractional shares of the Fund at net asset value unless otherwise requested by the shareholder. A shareholder can request that dividends and other distributions be paid by wire transfer to a predesignated bank account by sending a written request to the Transfer Agent. Any such request must be received by the Transfer Agent at least five Business Days prior to a payment date in order to be effective on such date.

   	Dividends are payable to all shareholders of record as of the time of declaration. Shareholders will begin receiving dividends on shares the day the shares are purchased, but will not be entitled to receive dividends declared on shares the day the shares are redeemed. Shares purchased through dividend reinvestment will begin earning dividends the day after they are credited to the shareholder's account.

	The Fund does not expect to realize any long-term capital gains. Should any such gains be realized, they will be distributed annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special or regular year-end dividend and capital gains distributions during December. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

TAXES

   	Taxation of the Fund. The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. Certain federal income and excise taxes would be imposed on the Fund if it failed to make certain required distributions of its income to shareholders. The Fund intends to make distributions in a manner which will avoid the imposition of any such tax. If the Fund should fail to qualify as a "regulated investment company," it would be subject to regular federal income tax on its taxable income, and its distributions generally would be taxable. The Fund intends to carry on its operations so that it will continue to qualify as a regulated investment company.

	Federal Taxation of Shareholders. Dividend distributions, whether received in cash or reinvested in additional shares, will be taxable as ordinary income. Although the Fund does not expect to distribute any long-term capital gains, investors will also be subject to tax on any capital gains distributions they receive. Since the Fund does not expect to earn dividend income, dividends and other distributions from the Fund will generally not qualify for the dividends-received deduction available to corporate investors. In January of each year, the Fund sends each shareholder a statement showing the tax status of distributions for the past calendar year.

	Section 115(1) of the Code provides, in part, that gross income does not include income derived from the exercise of any essential government function accruing to a state or any political subdivision thereof. Shareholders are urged to consult their own tax advisors to determine any limitations on the applicability of Section 115(1) to earnings from their investment in the Fund. A portion of the earnings derived from funds which are subject to the arbitrage limitations or rebate requirements of the Code maybe required to be paid to the U.S. Treasury as computed in accordance with such requirements.

	A sale of shares of the Fund, either by redemption or exchange, is a taxable event, and may result in a capital gain or loss. However, because the Fund seeks to maintain a stable net asset value of $1.00 per share for both purchases and redemptions, it is generally expected that shareholders will not realize any capital gain or loss upon redemptions of shares.

	The Fund is required to withhold 31% of all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. Shareholders are asked to certify on their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to so certify will result in backup withholding.

   	State and Local Taxes. Investors may be subject to state and local taxes on their investment. For example, dividends and other distributions made by the Fund and received by an investor may be subject to state and local taxes. Although shareholders of the Fund do not directly receive interest on Treasury Securities held by the Fund, certain states may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on Treasury Securities may be exempt from state and local taxes. State laws vary, however, and any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of Treasury Securities. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving Treasury Securities does not constitute interest on Treasury Securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving
Treasury Securities in which the Fund may invest.


	The tax discussion set forth above regarding federal and state income taxation is included for general information only.
Prospective investors should consult their own tax advisors concerning the federal and state tax consequences of an investment in the Fund.


MANAGEMENT OF THE FUND

	The Board of Trustees of the Trust is responsible for supervising the operations and affairs of the Trust and the Fund. The Trust's officers, who are all officers or employees of the Investment Adviser or the Administrator, are responsible for the daily management and administration of the Fund's operations.

   	Investment Adviser. The Investment Adviser, Cadre Financial Services, Inc., 905 Marconi Avenue, Ronkonkoma, New York 11779, is a wholly owned subsidiary of AMBAC Capital Corporation which, in turn, is a wholly owned subsidiary of AMBAC Inc. ("AMBAC"). Through its subsidiaries, AMBAC is a leading insurer of municipal and structured finance obligations and a provider of investment contracts, and investment advisory and administration services to state municipalities and municipal authorities. AMBAC is a publicly held company whose shares are traded on the New York Stock Exchange.

   	As of January 31, 1997, the Investment Adviser provided investment management services to 19 investment funds and had aggregate assets under management in excess of $2 billion. In addition, through its subsidiaries, AMBAC manages its own investment portfolios of approximately $5 billion.

   	Subject to overall supervision of the Board of Trustees, the Investment Adviser is responsible for managing the investment operations of the Fund in accordance with the Fund's investment objective and policies. The Investment Adviser formulates a continuing investment program for the Fund and makes all decisions regarding securities to be purchased or sold for the Fund. The Investment Adviser is required to provide certain administrative services to the Trust to the extent those services are not provided by other organizations retained by the Fund, and furnishes, without expense to the Fund, the services of its personnel to serve as officers and Trustees of the Trust. The Fund pays the Investment Adviser a monthly fee computed at the annual rate of 0.15% of the Fund's average daily net assets during the month.

   	Evelyn R. Robertson, a Vice President of the Investment Adviser, is the person primarily responsible for managing the Fund's investments. Ms. Robertson has over 13 years of experience managing money market funds. Prior to joining the Investment Adviser in June, 1995, Ms. Robertson was a Vice President of Smith Barney, Inc., where she served as portfolio manager of various money market funds.

   	Administrator. The Trust has entered into an Administration Agreement with the Administrator, First Data Investor Services Group, Inc., One Exchange Place, Boston, Massachusetts 02109, a wholly owned subsidiary of First Data Corporation. The Administrator provides various services required in connection with the operations of the Trust and the Fund, including, but not limited to: overseeing the preparation and maintenance of all documents and records required to be maintained by the Trust; preparing and updating required regulatory filings, prospectuses and shareholder reports; providing, at its own expense, the services of its personnel to serve as officers of the Trust; and preparing and disseminating material for meetings of the Board of Trustees. For these services, the Fund pays the Administrator a monthly fee calculated at an annual rate of 0.05% of the Trust's average daily net assets on the first $500 million of net assets of the Trust, 0.04% on the next $500 million of net assets of the Trust and 0.03% on net assets of the Trust in excess of $1 billion, subject to a minimum monthly fee paid by the Trust to the Administrator of $10,000. The Administrator also provides the Trust with fund accounting services for which it is paid a monthly fee by the Fund of $3,000 if monthly average net assets of the Fund are $50 million or less, $4,000 if the Fund's monthly average net assets are between $50-$200 million, or $5,000 if the Fund's monthly average net assets exceed $200 million.

PERFORMANCE INFORMATION

	The Fund may publish its "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield refers to the income generated by an investment in the Fund over a seven-day period; the income is then annualized. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated in the same manner, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. All quotations of investment performance are based upon historical investment results and are not intended to predict future performance.

	In addition, comparative performance information may be used from time to time in advertisements, sales literature and shareholder reports. This information may include data, ratings and rankings from Lipper Analytical Services, Inc., IBC Financial Data Money Fund Report, The Bank Rate Monitor, Morningstar and other industry publications, business periodicals and services. Comparisons to recognized market indices and to the returns on specific money market securities or types of securities or investments may also be used. The Fund may disseminate yields for periods longer than seven days, and may report its total return. The "total return" of the Fund refers to the average annual compounded rate of return over a specified period (as stated in the advertisement) that would equate an initial amount invested at the beginning of the period to the end of period redeemable value of the investment, assuming the reinvestment of all dividends and distributions.



GENERAL INFORMATION

	Description of Shares. The Trust is a Delaware business trust organized pursuant to a Certificate of Trust dated June 27, 1995 and is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. As of the date of this Prospectus, the Trust has established three series of its shares, each representing interests in a separate portfolio of investments. One series of shares represents interests in the Fund. The other series represent interests in AMBAC U.S. Government Money Market Fund and AMBAC Short-Term U.S. Government Income Fund. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, to issue two or more classes of shares of each series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

   	Shareholders of the Fund, together with shareholders of each other series of the Trust, are entitled to vote on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon at a meeting of shareholders. On other matters affecting the Fund on which shareholders of the Fund are entitled to vote, shares of the Fund will generally be voted as a separate class. Each share (and fractional share) is entitled to that number of votes which equals the net asset value of such share (or fraction thereof). All shares of the Trust have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so.

   	Under Delaware law, shareholders of the Fund could, under certain circumstances, be held personally liable for the obligations of the Trust but only to the extent of the shareholder's investment. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

   	Annual meetings of shareholders will not be held except as required by the Investment Company Act or other applicable law. A meeting will be held on the removal of a Trustee or Trustees of the Trust if requested in writing by holders of not less than 10% of the outstanding shares of the Trust.

   	Control Persons. As of January 31, 1997, AMBAC Indemnity Corporation, an affiliate of the Investment Adviser owned more than 25% of the outstanding shares of the Fund and the Trust.
So long as such ownership of shares of the Fund (or of the Trust) continues to exceed 25% of the outstanding shares of the Fund (or of the outstanding shares of the Trust), AMBAC Indemnity Corporation and its parent, AMBAC Inc., will be deemed to control the Fund (and the Trust) by virtue of such ownership.

	Transfer Agent. The Transfer Agent, First Data Investor Services Group, Inc., P.O. Box 5138, Westborough, Massachusetts 01581-5138, serves as the Trust's shareholder servicing agent and dividend disbursing agent. Shareholders of the Fund should contact the Transfer Agent with their questions regarding transactions in shares of the Fund and share account balances.

	Custodian. Bankers Trust Company, 130 Liberty Street, New
York, New York 10006, serves as custodian of the Trust, and in that capacity maintains custody of all securities and cash assets of the Fund. The custodian is authorized to hold the Fund's investments in securities depositories and to use subcustodians approved by the Trust.

   	Distributor. First Data Distributors, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581-5120, serves as Distributor of the Fund's shares. The Distributor may, from time to time, enter into selling agreements with dealers or other financial institutions, and in accordance therewith, pay to such dealers or institutions, in connection with sales or the distribution of shares of the Fund, material compensation or promotional incentives, in the form of cash or other compensation. Such compensation and incentives are not paid by the Fund and will not be a Fund expense.

	Additional Information. This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

   	Shareholder Reports. The Trust sends shareholders annual and semi-annual reports without charge. These reports include further information regarding the Fund's performance. The financial statements of the Fund appearing in the Trust's annual reports are audited by KPMG Peat Marwick LLP, the Trust's independent auditors.

	Shareholder Inquiries. For questions concerning shareholder accounts, dividends and share purchase and redemption procedures, contact the Transfer Agent toll free at 1-800-311-AMBAC (2622) or at P.O. Box 5138, Westborough,
Massachusetts 01581-5138.








INVESTMENT ADVISER
Cadre Financial Services, Inc.
905 Marconi Avenue,
Ronkonkoma, New York 11779

ADMINISTRATOR
First Data Investor Services Group, Inc.
One Exchange Place
Boston, Massachusetts 02109

TRANSFER AGENT
First Data Investor Services Group, Inc.
4400 Computer Drive
Westborough, Massachusetts 01581-5120

DISTRIBUTOR
First Data Distributors, Inc.
4400 Computer Drive
Westborough, Massachusetts 01581-5120

CUSTODIAN
Bankers Trust Company
130 Liberty Street
New York, New York 10006

    INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
99 High Street
Boston, Massachusetts 02110

LEGAL COUNSEL
Schulte Roth & Zabel LLP
900 Third Avenue
New York, New York 10022


Investors are advised to read this Prospectus and retain it for future reference.

NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. IN CONNECTION WITH THE OFFER CONTAINED HEREIN, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE TRUST OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OR AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

						U.S. Treasury Money Market
Fund
TABLE OF CONTENTS			A SERIES OF AMBAC TREASURERS
TRUST

SUMMARY OF EXPENSES					  2

FINANCIAL HIGHLIGHTS					  3

SUITABLE INVESTORS					  4

INVESTMENT OBJECTIVE AND POLICIES		  4

PURCHASING SHARES					  5

SHAREHOLDER ACCOUNTS				  7

REDEEMING SHARES					  8

REMOTE TRADE ENTRY					10

EXCHANGE PRIVILEGE					10

NET ASSET VALUE						11

FUND EXPENSES						12

DIVIDENDS AND DISTRIBUTIONS			12

TAXES							13

MANAGEMENT OF THE FUND				14

PERFORMANCE INFORMATION				15

GENERAL INFORMATION 				16



AMBAC TREASURERS TRUST


U.S. Government Money Market Fund
A SERIES OF AMBAC TREASURERS TRUST


905 Marconi Avenue
Ronkonkoma, New York 11779

   	AMBAC U.S. Government Money Market Fund (the "Fund") is a series of AMBAC Treasurers Trust (the "Trust"), a diversified, open-end management investment company. The Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. The investment objective of the Fund is high current income, consistent with preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing exclusively in short-term debt securities that are issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government
Securities") and repurchase agreements collateralized by Government Securities. See "Investment Objective and Policies." Cadre Financial Services, Inc. (formerly known as AMBAC Investment Management, Inc.) (the "Investment Adviser") serves as the investment adviser of the Fund. First Data Investor Services Group, Inc. serves as the administrator of the Fund
(the "Administrator").

	Shares of the Fund are offered for sale on a no-load basis to states and municipalities, and their subdivisions and agencies, as well as to other institutional investors. No sales commissions or other charges are imposed upon the purchase or redemption of shares. The minimum initial investment in the Fund is $2,000,000. See "Purchasing Shares." Shares of the Fund are not insured by AMBAC Indemnity Corporation.

   	An investment in the Fund is neither insured nor guaranteed by the U.S. government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. See "Net Asset Value."

   	This Prospectus sets forth concisely the information about the Fund and the Trust that a prospective investor should know before investing. Additional information about the Fund and the Trust has been filed with the Securities and Exchange Commission (the "SEC") in a Statement of Additional Information dated March 1, 1997, which is incorporated herein by reference and is available without charge by writing to the transfer agent or by calling 1-800-311-AMBAC (2622).

Investors are advised to read this Prospectus and retain it for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    The date of this Prospectus is March 1, 1997 </R


SUMMARY OF EXPENSES



   	The following table is designed to assist prospective investors in understanding the various direct and indirect costs and expenses that a shareholder in the Fund will bear. The amounts set forth below under "Other Expenses," as well as the amounts in the example below, are based upon estimates of expenses for the current fiscal year.

Shareholder Transaction Expenses

	Maximum Sales Load Imposed on Purchases			None

	Maximum Sales Load Imposed on Reinvested Dividends
	None

	Deferred Sales Load		None

	Redemption Fee		None

	Exchange Fee		None

Annual Fund Operating Expenses 	Net of Expense
(as a percentage of average net assets)
	Reimbursement

	Management Fees (after waiver)		  0%

	12b-1 Fees		None

	Other Expenses (estimated)		.20%

	Total Fund Operating Expenses		.20%

   	The Investment Adviser has voluntarily agreed to waive its fees or absorb Fund expenses to the extent necessary to assure that the ordinary operating expenses do not exceed .20% of the Funds average daily net assets. Absent this agreement, management fees, other estimated expenses and estimated total operating expenses of the Fund would be .15%, .60% and .75%, respectively, of the Funds average daily net assets. The Investment Adviser reserves the right to modify or terminate at any time its agreement to waive fees and absorb expenses.

		Example					1 Year		3
Years

You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period:	$2	$6

   	The example is based upon estimated Total Fund Operating Expenses, as set forth in the table above, after giving effect to the fee waiver and absorption of expenses. Actual expenses and annual return may be greater or less than the amounts shown above. The example should not be considered a representation of past or future expenses.

	For a more complete description of costs and expenses, see "Management of the Fund."



U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS


	The financial information in the table below has been audited in conjunction with the audit of the financial statements of the Trust by KPMG Peat Marwick LLP, independent auditors, which financial statements and report thereon are incorporated by reference in the Statement of Additional Information, but not included herein. This table should be read in conjunction with the Trusts financial statements and notes thereto, which are an integral part of these financial highlights and ratios.

				Period ended October 31, 1996 (1)


Net Asset Value, Beginning of period			$
1.000
Income from Investment Operations:
  Net investment income (2)				  0.027

Less Dividends:
  Dividends from net investment income
(0.027)

Net increase in net asset value				     ----
Net Asset Value, End of period			$	  1.000


Total Return				2.72%*

Ratios/Supplemental Data:
Net Assets, End of period (000s)			$	 70,881
Ratios to average net assets:
  Net investment income including reimbursement/waiver
	5.18%**
  Operating expenses including reimbursement/waiver
	0.20%**
  Operating expenses excluding reimbursement/waiver
	0.75%**






*    Not Annualized
**  Annualized
(1) The Fund commenced investment operations on April 24, 1996.
(2) Net investment income per share before reimbursement/waiver of fees and expenses by the Investment Adviser for the period ended
October 31, 1996 for the Fund was $0.024.




SUITABLE INVESTORS

	The Fund is specifically designed for investors concerned about the safety of their investments and is a low-cost, professionally managed cash management vehicle for states, municipalities, and their subdivisions and agencies, including school and special purpose districts, and for other institutional investors. It offers investment diversification, administrative convenience and operating economies of scale to investors whose investment policies and guidelines are consistent with those of the Fund.

INVESTMENT OBJECTIVE AND POLICIES

	The investment objective of the Fund is to seek high current income, consistent with preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing exclusively in short-term debt securities issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities") and repurchase agreements collateralized by Government Securities. The Fund maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share at all times. No assurance can be given that the Fund will be able to achieve its investment objective or maintain a stable net asset value. See "Net Asset Value."

	Government Securities include obligations that are issued by the U.S. Treasury. These obligations, which include Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. government. Government Securities also include obligations issued by federal agencies and instrumentalities ("Agency Securities"). Certain Agency Securities, such as the Export-Import Bank of the United States, the General Services Administration, the Government National Mortgage Association, and the Small Business Administration, are backed by the full faith and credit of the U.S. government. Other Agency Securities, such as obligations of the Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Student Loan Marketing Association, are backed by the right of the issuer to borrow from the U.S. Treasury under certain circumstances or are backed by the credit of the agency or instrumentality issuing the obligation. These types of Agency Securities are not deemed direct obligations of the United States, and therefore involve more risk than obligations which are backed by the full faith and credit of the U.S. government. All securities purchased by the Fund, including repurchase agreements, must be of high quality and be determined by the Investment
Adviser to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of the Trust.

	The Fund may invest in certain variable and floating rate securities, as described below, but does not invest in any other securities commonly known as derivatives.

	The Funds investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company Act of 1940, as amended (the "Investment
Company Act").



	Repurchase Agreements. A repurchase agreement involves the purchase of a security by the Fund with an agreement by the seller of the security to repurchase it from the Fund at a mutually agreed upon day and price, frequently the next business day. The resale price is in excess of the purchase price and reflects the rate of return earned by the Fund. The maturities of repurchase agreements entered into by the Fund normally do not exceed seven days. However, the Fund may enter into a repurchase agreement maturing in more than seven days provided that not more than 10% of the Funds net assets would, as a result, be invested in repurchase agreements having maturities in excess of seven days and under which the Fund also does not have the right to repayment within seven days. Repurchase agreements will at all times be fully collateralized by their underlying securities ("collateral") in an amount at least equal to the purchase price plus accrued interest, marked to market daily. The collateral for repurchase agreements is held by the Trusts custodian (or a subcustodian) and is required to consist of Government Securities (without regard to the maturity of such obligations). If the seller defaults and the value of the collateral securing a repurchase agreement declines, the Fund may incur a loss. The Fund, however, enters into repurchase agreements only with banks or primary dealers designated as such by the Federal Reserve Bank of New York and which have been determined by the Investment Adviser to present minimal credit risk in accordance with guidelines established by the Board of Trustees of the Trust.

	Variable and Floating Rate Securities. Government Securities purchased by the Fund may include variable and floating rate securities. The interest rates payable on these securities are adjusted either at predesignated intervals or whenever there is a change in an established benchmark rate of interest, and, upon reset, the market value approximates par. These securities may also have a demand feature under which the Fund can demand repayment of principal on specified dates or after giving specified notice. The Fund only purchases variable and floating rate Government Securities that are eligible for purchase by money market funds under applicable regulations, and therefore does not purchase securities such as inverse floaters, range floaters, COFI floaters, capped floaters or dual index floaters. In determining the maturities of the Funds portfolio securities and calculating the Funds dollar-weighted average portfolio maturity, variable rate Government Securities are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. Floating rate Government Securities with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

	When-Issued and Delayed Delivery Securities. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold by the Fund with payment and delivery taking place as much as a month or more in the future. The Fund engages in these transactions to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

	Borrowings. The Fund does not borrow for purposes of making investments (a practice known as "leverage"). However, it may borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for temporary extraordinary or emergency purposes. The Fund may pledge its assets to secure these borrowings. Additional investments will not be made by the Fund while any borrowings are outstanding.

	Investment Restrictions. The Fund is subject to various additional restrictions on its investments. Certain of these restrictions are deemed fundamental policies and cannot be changed without the approval of the holders of a majority of the Funds outstanding voting securities, as defined in the Investment Company Act. See "Investment Restrictions" in the Statement of Additional Information.

	Investment Characteristics. The Fund invests solely in obligations issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government, and repurchase agreements collateralized by such securities. Government Securities are of very high credit quality. Shares of the Fund are not insured or guaranteed by the U.S. government or any government agency. The return on an investment in the Fund will increase or decrease in response to changes in short-term market interest rates. The market value of the Funds investments will fluctuate, with investments increasing in value as interest rates fall and decreasing in value as interest rates rise. However, due to the method used by the Fund in valuing its assets, it is expected but cannot be assured that the net asset value of shares of the Fund will be a stable $1.00 per share. See "Net Asset Value." Virtually all portfolio transactions for the Fund will be effected on a principal basis with issuers, underwriters or dealers serving as primary market-makers.

PURCHASING SHARES

   	Shares of the Fund are offered for sale, without sales charge, at the net asset value per share next determined after receipt and acceptance of a purchase order by First Data Distributors, Inc. (formerly known as 440 Financial Distributors, Inc.), as distributor of the Funds shares (the "Distributor"), subject to timely receipt of federal funds as described below. Net asset value is computed as of 4:00 p.m. (Eastern time) on each day on which both the New York Stock Exchange is open for trading and the Federal Reserve Bank of New York is open (each, a "Business Day"), except on days for which the Public Securities Association (the "PSA") recommends an early closing of the U.S. government securities markets when the net asset value will be computed as of such earlier closing time. See "Net Asset Value." A minimum initial investment of $2,000,000 is required (except in special circumstances as described in the Statement of Additional Information). Subsequent investments may be made in any amount, subject to a $100,000 minimum.

	Shares become entitled to receive dividends beginning on the day of purchase. For this reason, the Fund must have federal funds available to it (i.e., monies credited to its custodian bank by a Federal Reserve bank) on the day the purchase order is accepted.
An order for the purchase of shares of the Fund is accepted (i) immediately upon receipt of federal funds by wire as described below or (ii) when a check is credited to the shareholders account in the form of federal funds (generally one Business Day after receipt of a check). Shares will be issued at the net asset value next determined after acceptance of the purchase order and will be entitled to that days dividend. The Fund reserves the right to reject any purchase order and to modify or suspend the continuous offering of its shares.

	In order to permit the Investment Adviser to manage the Fund most effectively, investors should place purchase orders as early in the day as possible by calling the Funds transfer agent, First Data Investor Services Group, Inc. (the "Transfer Agent"), toll-free at 1-800-311-AMBAC (2622), as described below. Investors who anticipate making purchase transactions in excess of $5,000,000 are encouraged to make an advisory call to the Transfer Agent on the day prior to investment. This advisory call does not replace the need to call the Transfer Agent to place a purchase order.

	Prior to making an initial investment by wire or check, an account number must be obtained by calling the Transfer Agent toll-free at 1-800-311-AMBAC (2622), or by mailing a completed account application to:

AMBAC Funds
P.O. Box 5138
Westborough, Massachusetts 01581-5138

	In order to receive an account number by telephone, an investor must provide the name, address, and tax identification number of the account owner, the amount being wired or mailed as the initial investment, and the name of the wiring bank. Promptly after opening accounts by telephone, investors should mail an original completed account application for each account opened to the Transfer Agent. Although share purchases can be made before an account application is submitted, shares may not be redeemed until a completed account application has been submitted.

   	Purchases by Federal Funds. Shares may be purchased by wiring federal funds directly to the Fund in accordance with the instructions below. The Fund does not impose any transaction charges; however, wire charges may be imposed by the shareholders transmitting bank. Shares will be issued at the net asset value next determined after receipt of an order to purchase shares and will be entitled to the dividend declared on the date the order is received if the Trusts custodian receives payment in federal funds in the amount of the purchase order not later than the close of the Federal Reserve wire on that day. If a purchase order is not received and accepted prior to 4:00 p.m. (Eastern time) (2:00 p.m. for remote trade entry orders), or as of the closing time of the U.S. government securities markets on days when the PSA recommends an early closing of such markets, or if federal funds are not received by the close of the Federal Reserve wire, shares will not be issued or entitled to receive dividends until the next computation of net asset value following the receipt of federal funds by the Trusts custodian.

	Additional purchases of shares can be made by calling the Transfer Agent toll-free at 1-800-311-AMBAC (2622), to place a purchase order and then wiring federal funds in the amount of the purchase.

	With respect to both initial and subsequent purchases of shares, the wiring bank should be instructed to wire federal funds to:

AMBAC U.S. Government Money Market Fund
C/o BSD&T Co. ABA # 011001234
CR DDA # 05-338-4
CR FDISG A/C # __________
[insert your account number]

	Purchases by Check. Shares may be purchased by check in accordance with the instructions below. Shares will be issued on the next Business Day after receipt of a check at the net asset value determined on such day. Shareholders will begin accruing dividends when a check is credited to the shareholders account in the form of federal funds (generally one Business Day after receipt of a check).

	Checks for both initial and subsequent purchases of shares should indicate the account name and number and be made payable to AMBAC U.S. Government Money Market Fund and sent by regular mail to the Transfer Agent at:

AMBAC Funds
P.O. Box 5138
Westborough, MA 01581-5138

	Check purchases sent by registered or certified mail or overnight delivery should be sent to the Transfer Agent at:

AMBAC Funds
c/o First Data Investor Services Group, Inc.
4400 Computer Drive - 2CW65
Westborough, MA 01581-5120

   	In certain circumstances, shares of the Fund may also be purchased through the Remote Trade Entry System. See "Remote
Trade Entry."

SHAREHOLDER ACCOUNTS

	The Transfer Agent maintains one or more accounts for each shareholder reflecting full and fractional shares of the Fund the shareholder owns. Shareholders are sent confirmations of each account transaction, and monthly statements showing account balances. The Trust does not issue certificates for shares of the Fund.

	Sub-Account Services. Special sub-accounting procedures are available for investors wishing to open multiple accounts to meet requirements regarding the commingling of funds or for accounting convenience. Sub-accounts can be established at any time by calling the Transfer Agent. Please call toll-free at 1-800-311-AMBAC (2622) for further information and appropriate forms. Investors who have established sub-accounts will receive periodic confirmations and statements of holdings and transactions for the master account and each sub-account.

	Minimum Account Balance. In order to avoid costs to the Fund that are associated with maintaining small accounts, shareholders should maintain account balances of not less than $100,000. If an account balance falls below $100,000 as a result of share redemptions, the Fund has the right to redeem all shares held in the account. In such event, the proceeds will be wired to the primary bank account of record. However, a shareholder will first be sent written notice of the Funds intention to close the account, and given 60 days to purchase additional shares to increase the account balance to $100,000.

REDEEMING SHARES

   	Shareholders may redeem all or any portion of the shares in their accounts at any time at the net asset value next computed after the receipt of a redemption request in proper form. Redemption proceeds will be paid by federal funds wire to one or more of the bank accounts that have been predesignated by the shareholder, normally on the day the redemption request is received. If a redemption request is not received prior to 2:00 p.m. (Eastern time), or as of the closing time of the U.S. government securities markets on days when the PSA recommends an early closing of such markets, it will be processed on the following Business Day. Shares are not entitled to receive dividends declared on the day the shares are redeemed. See "Dividends and Distributions." In the case of complete redemption of all shares in an account, the redemption payment will include the amount of all dividends declared for the month-to-date on shares held in the account. Except in unusual circumstances described in the Statement of Additional Information, the Fund will not suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days, except that when shares are purchased by check or acquired by means of an exchange of shares purchased by check (including, in each case, certified checks and cashiers checks), payment of redemption proceeds will be delayed until the purchase check has cleared (the time varies from state to state) which may take up to 15 days. Shareholders who anticipate the need for immediate access to their investment should purchase shares with federal funds.

	A completed account application must be on file with the Transfer Agent in order to redeem shares. See "Purchasing Shares." Shareholders will be asked to designate a primary recipient bank account on their account application. The primary recipient account may be changed at any time, and any number of secondary recipient bank accounts can be added, provided proper written instructions are on file. Please call the Transfer Agent to receive additional information and appropriate forms.

	In order to permit the Investment Adviser to manage the Fund most effectively, investors should place telephone redemption requests as early in the day as possible by calling the Transfer Agent toll-free at 1-800-311-AMBAC (2622) as described below. Investors who anticipate making redemptions in excess of $5,000,000 are encouraged to make an advisory call to the Transfer Agent at least one day in advance. This advisory call does not replace the need to place the redemption request in writing or by telephone.

   	Telephone Redemption Procedures. A request to redeem shares may be placed by calling the Transfer Agent at 1-800-311-AMBAC
(2622). The shareholder will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be sent to the primary recipient bank account designated by the shareholder unless the shareholder requests that payment be made to a predesignated secondary recipient bank account. Proceeds will be sent by Federal Reserve wire, normally on the day the redemption request is received. Redemption requests that are not received prior to 2:00 p.m. (Eastern time), or as of the closing time of the U.S. government securities markets on days when the PSA recommends an early closing of such markets, will be processed the following Business Day.

	The Transfer Agent employs reasonable procedures to confirm that telephone redemption instructions are genuine such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. To the extent such procedures are used, neither the Trust or the Fund, nor the Investment Adviser, Administrator, Distributor or Transfer Agent, will be liable for a loss due to fraudulent or unauthorized telephone instructions. A redemption by telephone may be made only if the telephone redemption privilege has been selected on the account application, or written instructions have been filed with the Transfer Agent.

	During periods of severe market or economic conditions, it may be difficult to contact the Transfer Agent by telephone. In such an event a shareholder should send a written redemption request by overnight delivery to the Transfer Agent and follow the procedures for written redemption requests described below.

	Written Redemption Requests. Shares of the Fund may be redeemed by written redemption request. A written redemption request must be signed by each of the persons who the shareholder has specified as required to sign such requests. The request must include the complete account name and address, the amount of the redemption, and the predesignated primary or secondary recipient bank account to which the proceeds of the redemption are to be sent. The signature of each person signing the request must be guaranteed by an eligible guarantor institution. Organizations that may qualify as eligible guarantor institutions include banks, brokers, dealers, national securities exchanges, clearing agencies, credit unions, and savings associations. The Transfer Agent reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution.

Written redemption requests sent by regular mail should be sent to:

AMBAC Funds
P.O. Box 5138
Westborough, Massachusetts 01581-5138

Written redemption requests sent by overnight delivery should be sent to:

AMBAC Funds
c/o First Data Investor Services Group, Inc.
4400 Computer Drive - 2CW65
Westborough, Massachusetts 01581-5120

   	In certain circumstances, shares of the Fund may also be redeemed through the Remote Trade Entry System described below.

    REMOTE TRADE ENTRY

	The Fund offers to certain eligible institutional clients trade order entry capabilities through the Remote Trade Entry ("RTE") system. RTE is Windows-based and the necessary software can be installed on standard IBM-compatible personal computer systems. RTE allows a shareholder access to account information and provides transaction capabilities for purchases and sales of Fund shares. Through RTE, shareholders have the opportunity to invest as well as to track short-term cash flows.

   	Orders to purchase placed by 2:00 p.m. (Eastern time) or as of the closing time of the U.S. government securities markets on days when the PSA recommends an early closing of such markets, will be processed the same day and will begin accruing dividends that day provided that federal funds have been received.
Purchases and redemptions can be placed individually and transactions can be tracked and printed in a summary report. Safeguards are in place to protect against unauthorized trading and account overdrafts. Confirmations acknowledging receipt of trades on the Transfer Agents system are available immediately following a trade entry and wire instructions are included with each confirmation. For redemptions, federal fund wires are generated automatically and sent to the shareholders designated recipient bank account. Month-to-date accruals, principal value and total balances are displayed for an account when a transaction is in process, and full account histories are available through reporting menus. Current, 7-day and 30-day yield quotations are updated daily.

   	Please call the Transfer Agent toll-free at 1-800-311-
AMBAC(2622) if you have questions about the RTE system and its availability.

EXCHANGE PRIVILEGE

	Shareholders may exchange shares of the Fund for shares of any other fund advised by the Investment Adviser based upon the relative net asset values per share of the funds at the time the exchange is effected. Currently, shares of the Fund may be exchanged for shares of: AMBAC U.S. Treasury Money Market Fund and AMBAC Short-Term U.S. Government Income Fund. No sales charge or other fee is imposed in connection with exchanges. Before requesting an exchange, shareholders should obtain and read the prospectus of the fund whose shares will be acquired in the exchange. Prospectuses can be obtained by calling the Transfer Agent at 1-800-311-AMBAC (2622) or writing to the Transfer Agent at P.O. Box 5138, Westborough, Massachusetts 01581-5138.

	All exchanges are subject to applicable minimum initial and subsequent investment requirements of the fund whose shares will be acquired. In addition, an exchange is permitted only between accounts that have identical registrations. The Fund does not impose limitations on the frequency of exchanges. Shares of a fund may be acquired in an exchange only if the shares are currently being offered and are legally available for sale in the state of the shareholders residence.

	An exchange involves the redemption of shares of the Fund and the purchase of shares of another fund. Shares of the Fund will be redeemed at the net asset value per share of the Fund next computed after receipt of an exchange request in proper form. See "Net Asset Value." Shares of the fund being acquired in the exchange will be purchased when the proceeds of the redemption become available (normally, on the day the exchange request is received) at the net asset value of those shares then in effect. See "Redeeming Shares." The acquired shares will be entitled to receive dividends in accordance with the policies of the applicable fund. Shareholders that are not exempt from taxation may realize a taxable gain or loss on an exchange transaction. See "Taxes."

	The exchange privilege may be modified or terminated at any time. However, 60 days prior notification of any modification or termination will be given to shareholders.

   	Telephone Exchange Procedures. A request to exchange shares may be placed by calling the Transfer Agent at 1-800-311-AMBAC
(2622). The shareholder will be asked to provide the account name and number, the amount of shares being exchanged and the name of the fund whose shares are being acquired. Telephone exchange requests that are not received prior to 2:00 p.m. (Eastern time), or as of the closing time of the U.S. government securities markets on days when the PSA recommends an early closing of such markets, will be processed the following Business Day. A written confirmation of the exchange transaction will be sent to the shareholder. As in the case of telephone redemption requests, the Transfer Agent employs reasonable procedures to confirm that telephone exchange instructions are genuine. To the extent such procedures are used, neither the Trust or the Fund, nor the Investment Adviser, Administrator, Distributor or Transfer Agent, will be liable for any loss due to fraudulent or unauthorized telephone exchange instructions. An exchange by telephone may be made only if the telephone exchange privilege has been selected on the account application, or written instructions have been filed with the Transfer Agent.

	During periods of severe market or economic conditions, it may be difficult to contact the Transfer Agent by telephone. In such event, a shareholder should send a written exchange request by overnight delivery to the Transfer Agent and follow the procedures for written exchange requests described below.

	Written Exchange Procedures. Requests to exchange shares may be submitted in writing. Each written exchange request should specify the complete account name and number of the shareholders account with the Fund, the amount to be exchanged, and the name of the fund whose shares are to be acquired in the exchange. The request must be signed by each of the persons who the shareholder has specified as required to sign redemption requests. The signature of each person signing the exchange request must be guaranteed by an eligible guarantor institution. Written exchange requests should be sent to the Transfer Agent at the address indicated above under "Redeeming Shares-Written Redemption Requests."

NET ASSET VALUE

   	The Funds share price, or net asset value per share, is calculated as of 4:00 p.m. (Eastern time) each Business Day, except on days for which the PSA recommends an early closing of the U.S. government securities markets when the net asset value will be computed as of such earlier closing time. Net asset value per share is determined by subtracting the Funds liabilities (including accrued expenses and dividends payable) from the total value of the Funds investments and other assets and dividing the result by the total number of outstanding shares of the Fund.

	For purposes of calculating net asset value per share, the Funds portfolio securities are valued using the "amortized cost" method of valuation. This method involves valuing each investment at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment. Use of this valuation method permits the maintenance of the Funds net asset value at $1.00 per share. There can be no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

	In using this method, the Trust has adopted certain procedures and adheres to various investment limitations as required by Rule 2a-7 under the Investment Company Act. These procedures, among other things, require the Investment Adviser to monitor the deviation between the Funds net asset value determined by using available market quotations or market equivalents and its net asset value determined by using amortized cost.

FUND EXPENSES

   	The Funds expenses are deducted from total income before dividends are paid. The Fund bears all expenses of its operations other than those expressly assumed by the Investment Adviser, including the Funds proportionate share of the Trusts expenses. Expenses borne by the Fund include but are not limited to: the fees of the Investment Adviser, the Administrator and Transfer Agent; the fees and expenses of the Trusts independent auditors, legal counsel, accounting services agent and custodian; taxes; brokerage fees and commissions; interest; costs incident to meetings of Trustees and shareholders, printing and mailing prospectuses and reports to shareholders, and the filing of reports with regulatory bodies and the maintenance of the Trusts legal existence; federal and state registration fees; the fees and expenses of non-interested Trustees of the Trust; and any extraordinary expenses of a non-recurring nature.

	As discussed under "Summary of Expenses," the Investment Adviser has voluntarily undertaken to waive its fee or to absorb expenses of the Fund as may be necessary to limit total ordinary operating expenses of the Fund to a specified percentage of the Funds average daily net assets. The Investment Adviser may modify or terminate this undertaking at any time.

DIVIDENDS AND DISTRIBUTIONS

	Dividends are declared and accrued daily on each Business Day based upon the Funds net investment income (i.e., income other than net realized capital gains), and are paid monthly. Distributions of net realized capital gains, if any, are declared and paid annually at the end of the Funds fiscal year in which they have been earned. All dividends and other distributions are automatically reinvested in full and fractional shares of the Fund at net asset value unless otherwise requested by the shareholder. A shareholder can request that dividends and other distributions be paid by wire transfer to a predesignated bank account by sending a written request to the Transfer Agent. Any such request must be received by the Transfer Agent at least five Business Days prior to a payment date in order to be effective on such date.

   	Dividends are payable to all shareholders of record as of the time of declaration. Shareholders will begin receiving dividends on shares the day the shares are purchased, but will not be entitled to receive dividends declared on shares the day the shares are redeemed. Shares purchased through dividend reinvestment will begin earning dividends the day after they are credited to the shareholders account.

	The Fund does not expect to realize any long-term capital gains. Should any such gains be realized, they will be distributed annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special or regular year-end dividend and capital gains distributions during December. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

TAXES

   	Taxation of the Fund. The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. Certain federal income and excise taxes would be imposed on the Fund if it failed to make certain required distributions of income to shareholders. The Fund intends to make distributions in a manner which will avoid the imposition of such tax. If the Fund should fail to qualify as a "regulated investment company," it would be subject to regular federal income tax on its taxable income, and its distributions generally would be taxable. The Fund intends to carry on its operations so that it will continue to qualify as a regulated investment company.

	Federal Taxation of Shareholders. Dividend distributions, whether received in cash or reinvested in additional shares, will be taxable as ordinary income. Although the Fund does not expect to distribute any long-term capital gains, investors will also be subject to tax on any capital gains distributions they receive. Since the Fund does not expect to earn dividend income, dividends and other distributions from the Fund will generally not qualify for the dividends-received deduction available to corporate investors. In January of each year, the Fund sends each shareholder a statement showing the tax status of distributions for the past calendar year.

	Section 115(1) of the Code provides, in part, that gross income does not include income derived from the exercise of any essential government function accruing to a state or any political subdivision thereof. Shareholders are urged to consult their own tax advisors to determine any limitations on the applicability of
Section 115(1) to earnings from their investment in the Fund. A portion of the earnings derived from funds which are subject to the arbitrage limitations or rebate requirements of the Code may be required to be paid to the U.S. Treasury as computed in accordance with such requirements.

	A sale of shares of the Fund, either by redemption or exchange, is a taxable event, and may result in a capital gain or loss. However, because the Fund seeks to maintain a stable net asset value of $1.00 per share for both purchases and redemptions, it is generally expected that shareholders will not ordinarily realize any capital gain or loss upon redemptions of shares.

	The Fund is required to withhold 31% of all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. Shareholders are asked to certify on their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to so certify will result in backup withholding.

   	State and Local Taxes. Investors may be subject to state and local taxes on their investment. For example, dividends and other distributions made by the Fund and received by an investor may be subject to state and local taxes. Although shareholders of the Fund do not directly receive interest on Government Securities held by the Fund, certain states may allow the character of the Funds income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on Treasury securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain Agency Securities may not qualify for exemption from income tax in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving Government Securities does not constitute interest on Government Securities for this purpose. However, it is not clear whether the Courts holding extends to all types of repurchase agreements involving Government Securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of Government Securities.

	The tax discussion set forth above regarding federal and state income taxation is included for general information only.
Prospective investors should consult their own tax advisors concerning the federal and state tax consequences of an investment in the Fund.



MANAGEMENT OF THE FUND

	The Board of Trustees of the Trust is responsible for supervising the operations and affairs of the Trust and the Fund. The Trusts officers, who are all officers or employees of the Investment Adviser or the Administrator, are responsible for the daily management and administration of the Funds operations.

   	Investment Adviser. The Investment Adviser, Cadre Financial Services, Inc., 905 Marconi Avenue, Ronkonkoma, New York 11779, is a wholly-owned subsidiary of AMBAC Capital Corporation which, in turn, is a wholly-owned subsidiary of AMBAC Inc. ("AMBAC").
Through its subsidiaries, AMBAC is a leading insurer of municipal and structured finance obligations and a provider of investment contracts, and investment advisory and administration services to state municipalities and municipal authorities. AMBAC is a publicly held company whose shares are traded on the New York
Stock Exchange.

   	As of January 31, 1997, the Investment Adviser provided investment management services to 19 investment funds and had aggregate assets under management in excess of $2 billion. In addition, through its subsidiaries, AMBAC manages its own investment portfolios of approximately $5 billion.

   	Subject to overall supervision of the Board of Trustees, the Investment Adviser is responsible for managing the investment operations of the Fund in accordance with the Funds investment objective and policies. The Investment Adviser formulates a continuing investment program for the Fund and makes all decisions regarding securities to be purchased or sold for the Fund. The Investment Adviser is required to provide certain administrative services to the Trust to the extent those services are not provided by other organizations retained by the Fund, and furnishes, without expense to the Fund, the services of its personnel to serve as officers and Trustees of the Trust. The Fund pays the Investment Adviser a monthly fee computed at the annual rate of 0.15% of the Funds average daily net assets during the month.

   	Evelyn R. Robertson, a Vice President of the Investment Adviser, is the person primarily responsible for managing the Funds investments. Ms. Robertson has over 13 years of experience managing money market funds. Prior to joining the Investment Adviser in June, 1995, Ms. Robertson was a Vice President of Smith Barney, Inc., where she served as portfolio manager of various money market funds.

   	Administrator. The Trust has entered into an Administration Agreement with the Administrator, First Data Investor Services Group, Inc., One Exchange Place, Boston, Massachusetts, 02109, a wholly-owned subsidiary of First Data Corporation. The Administrator provides various services required in connection with the operations of the Trust and the Fund, including, but not limited to: overseeing the preparation and maintenance of all documents and records required to be maintained by the Trust; preparing and updating required regulatory filings, prospectuses and shareholder reports; providing, at its own expense, the services of its personnel to serve as officers of the Trust; and preparing and disseminating material for meetings of the Board of Trustees. For these services, the Fund pays the Administrator a monthly fee calculated at an annual rate of 0.05% of the Trusts average daily net assets on the first $500 million of net assets of the Trust, 0.04% on the next $500 million of net assets of the Trust and 0.03% on net assets of the Trust in excess of $1 billion, subject to a minimum monthly fee paid by the Trust to the Administrator of $10,000. The Administrator also provides the Trust with fund accounting services for which it is paid a monthly fee by the Fund of $3,000 if the monthly average net assets of the Fund are $50 million or less, $4,000 if the Funds monthly average net assets are between $50-$200 million, or $5,000 if the Funds monthly average net assets exceed $200 million.

PERFORMANCE INFORMATION

	The Fund may publish its "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield refers to the income generated by an investment in the Fund over a seven-day period; the income is then annualized. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated in the same manner, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. All quotations of investment performance are based upon historical investment results and are not intended to predict future performance.

	In addition, comparative performance information may be used from time to time in advertisements, sales literature and shareholder reports. This information may include data, ratings and rankings from Lipper Analytical Services, Inc., IBC Financial Data Money Fund Report, The Bank Rate Monitor, Morningstar and other industry publications, business periodicals and services. Comparisons to recognized market indices and to the returns on specific money market securities or types of securities or investments may also be used. The Fund may disseminate yields for periods longer than seven days, and may report its total return.
The "total return" of the Fund refers to the average annual compounded rate of return over a specified period (as stated in the advertisement) that would equate an initial amount invested at the beginning of the period to the end of period redeemable value of the investment, assuming the reinvestment of all dividends and distributions.

GENERAL INFORMATION

	Description of Shares. The Trust is a Delaware business trust organized pursuant to a Certificate of Trust dated June 27, 1995 and is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. As of the date of this Prospectus, the Trust has established three series of its shares, each representing interests in a separate portfolio of investments. One series of shares represents interests in the Fund. The other series represent interests in AMBAC U.S. Treasury Money Market Fund and AMBAC Short-Term U.S. Government Income Fund. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, to issue two or more classes of shares of each series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

   	Shareholders of the Fund, together with shareholders of each other series of the Trust, are entitled to vote on the election of Trustees and the ratification of the Trusts independent auditors when those matters are voted upon at a meeting of shareholders. On other matters affecting the Fund on which shareholders of the Fund are entitled to vote, shares of the Fund will generally be voted as a separate class. Each share (and fractional share) is entitled to that number of votes which equals the net asset value of such share (or fraction thereof). All shares of the Trust have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so.

   	Under Delaware law, shareholders of the Fund could, under certain circumstances, be held personally liable for the obligations of the Trust but only to the extent of the shareholders investment. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

   	Annual meetings of shareholders will not be held except as required by the Investment Company Act or other applicable law. A meeting will be held on the removal of a Trustee or Trustees of the Trust if requested in writing by holders of not less than 10% of the outstanding shares of the Trust.

   	Control Persons. As of January 31, 1997, AMBAC Indemnity Corporation, an affiliate of the Investment Adviser owned more than 25% of the outstanding shares of the Fund and of the Trust. So long as such ownership of shares of the Fund (or of the Trust) continues to exceed 25% of the outstanding shares of the Fund (or of the outstanding shares of the Trust), AMBAC Indemnity Corporation and its parent, AMBAC Inc., will be deemed to control the Fund (and the Trust) by virtue of such ownership.

	Transfer Agent. The Transfer Agent, First Data Investor Services Group, Inc., P.O. Box 5138, Westborough, Massachusetts 01581-5138, serves as the Trusts shareholder servicing agent and dividend disbursing agent. Shareholders of the Fund should contact the Transfer Agent with their questions regarding transactions in shares of the Fund and share account balances.

	Custodian. Bankers Trust Company, 130 Liberty Street, New York, New York 10006, serves as custodian of the Trust, and in that capacity maintains custody of all securities and cash assets of the Fund. The custodian is authorized to hold the Funds investments in securities depositories and to use subcustodians approved by the Trust.

   	Distributor. First Data Distributors, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581-5120, serves as Distributor of the Funds shares. The Distributor may, from time to time, enter into selling agreements with dealers or other financial institutions, and in accordance therewith, pay to such dealers or institutions, in connection with sales or the distribution of shares of the Fund, material compensation or promotional incentives, in the form of cash or other compensation. Such compensation and incentives are not paid by the Fund and will not be a Fund expense.

	Additional Information. This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

   	Shareholder Reports. The Trust sends shareholders annual and semi-annual reports without charge. These reports include further information regarding the Funds performance. The financial statements of the Fund appearing in the Trusts annual reports are audited by KPMG Peat Marwick LLP, the Trusts independent auditors.

	Shareholder Inquiries. For questions concerning shareholder accounts, dividends and share purchase and redemption procedures, contact the Transfer Agent toll free at 1-800-311-AMBAC (2662) or at P.O. Box 5138, Westborough, Massachusetts 01581-5138.




INVESTMENT ADVISER
Cadre Financial Services, Inc.
905 Marconi Avenue,
Ronkonkoma, New York 11779

</R.
ADMINISTRATOR
First Data Investor Services Group, Inc.
One Exchange Place
Boston, Massachusetts 02109

TRANSFER AGENT
First Data Investor Services Group, Inc.
4400 Computer Drive
Westborough, Massachusetts 01581-5120




DISTRIBUTOR
First Data Distributors, Inc.
4400 Computer Drive
Westborough, Massachusetts 01581-5120

CUSTODIAN
Bankers Trust Company
130 Liberty Street
New York, New York 10006


INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
99 High Street
Boston, Massachusetts 02110


LEGAL COUNSEL
Schulte Roth & Zabel LLP
900 Third Avenue
New York, New York 10022








Investors are advised to read this Prospectus and retain it for future reference.

NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. IN CONNECTION WITH THE OFFER CONTAINED HEREIN, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE TRUST OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OR AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

						U.S. Government Money
Market Fund
TABLE OF CONTENTS			A SERIES OF AMBAC TREASURERS
TRUST

SUMMARY OF EXPENSES				  2

FINANCIAL HIGHLIGHTS				  3

SUITABLE INVESTORS				  4

INVESTMENT OBJECTIVE AND POLICIES	  4

PURCHASING SHARES				  6

SHAREHOLDER ACCOUNTS			  8

REDEEMING SHARES				  8

REMOTE TRADE ENTRY				10

EXCHANGE PRIVILEGE				11

NET ASSET VALUE					12

FUND EXPENSES					12

DIVIDENDS AND DISTRIBUTIONS		13

TAXES						13

MANAGEMENT OF THE FUND			15

PERFORMANCE INFORMATION			16

GENERAL INFORMATION 			16





AMBAC TREASURERS TRUST


Short-Term U.S. Government Income Fund
A SERIES OF AMBAC TREASURERS TRUST

905 Marconi Avenue
Ronkonkoma, New York 11779

   	AMBAC Short-Term U.S. Government Income Fund (the "Fund") is a series of AMBAC Treasurers Trust (the "Trust"), a diversified, open-end management investment company. The investment objective of the Fund is to seek high current income consistent with preservation of capital. It pursues this objective by investing its assets primarily in debt securities issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government
Securities"). The Fund maintains a dollar-weighted average portfolio maturity of three years or less. See "Investment Objective and Policies." Cadre Financial Services, Inc.
(formerly known as AMBAC Investment Management, Inc.) (the "Investment Adviser") serves as the investment adviser of the Fund. First Data Investor Services Group, Inc. serves as the administrator of the Fund (the "Administrator").

	Shares of the Fund are offered for sale on a no-load basis to states and municipalities, and their subdivisions and agencies, as well as to other institutional investors. No sales commissions or other charges are imposed upon the purchase or redemption of shares. The minimum initial investment in the Fund is $1,000,000. See "Purchasing Shares." Shares of the Fund are not insured by AMBAC Indemnity Corporation.

   	This Prospectus sets forth concisely the information about the Fund and the Trust that a prospective investor should know before investing. Additional information about the Fund and the Trust has been filed with the Securities and Exchange Commission (the "SEC") in a Statement of Additional Information dated March 1, 1997, which is incorporated herein by reference and is available without charge by writing to the transfer agent or by calling 1-800-311-AMBAC (2622).

Investors are advised to read this Prospectus and retain it for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    The date of this Prospectus is March 1, 1997





SUMMARY OF EXPENSES

   	The following table is designed to assist prospective investors in understanding the various direct and indirect costs and expenses that a shareholder in the Fund will bear. The amounts set forth below under "Other Expenses," as well as the amounts in the example below, are based upon estimates of expenses for the current fiscal year.

Shareholder Transaction Expenses

	Maximum Sales Load Imposed on Purchases		None

	Maximum Sales Load Imposed on Reinvested Dividends
	None

	Deferred Sales
Load.......................................................
	None

	Redemption
Fee............................................................
		None

	Exchange
Fee............................................................
 ..		None

Annual Fund Operating Expenses					Net
of Expense
(as a percentage of average net assets)
	Reimbursement

	Management Fees (after
waiver)............................................	.12%

	12b-1
Fees...........................................................
 .....		None

	Other Expenses
(estimated)................................................
	.33%

	Total Fund Operating
Expenses.............................................	.45%

	The Investment Adviser has voluntarily agreed to waive its fees or absorb Fund expenses to the extent necessary to assure that the ordinary operating expenses do not exceed .45% of the Fund's average daily net assets. Absent this agreement, management fees and estimated total operating expenses of the Fund would be .35% and .68%, respectively, of the Fund's average daily net assets. The Investment Adviser reserves the right to modify or terminate at any time its agreement to waive fees and absorb expenses.

		Example					1 Year
	3 Years

You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period:		  $5
	  $14

   	The example is based upon estimated Total Fund Operating Expenses, as set forth in the table above, after giving effect to the fee waiver and absorption of expenses. Actual expenses and annual return may be greater or less than the amounts shown above. The example should not be considered a representation of past or future expenses.

    As of March 1, 1997, the Fund has not commenced operations.


	For a more complete description of fees and expenses, see
"Management of the Fund."

SUITABLE INVESTORS

	The Fund is specifically designed as a prudently managed, low-cost, professionally managed investment vehicle for states, municipalities, and their subdivisions and agencies, including school and special purpose districts, and for other institutional investors. It offers investment diversification, administrative convenience and operating economics of scale to investors whose investment policies and guidelines are consistent with those of the Fund.

INVESTMENT OBJECTIVE AND POLICIES

   	The investment objective of the Fund is to seek high current income consistent with preservation of capital. The Fund pursues this objective by investing its assets in debt securities issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities") and repurchase agreements collateralized by Government Securities. In pursuing its objective, the Fund may also purchase and sell interest rate futures contracts. The Fund maintains a dollar-weighted average portfolio maturity of three years or less. In determining a security's maturity for purposes of calculating the Fund's average portfolio maturity, an estimate of the expected time for the principal amount to be repaid may be used. This estimate can be substantially shorter than the stated maturity of the security. There is no limitation on the maximum maturity of any particular security that may be purchased by the Fund.

   	Government Securities include obligations that are issued by the U.S. Treasury. These obligations, which include
Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. government. Government Securities also include obligations issued or guaranteed by federal agencies and instrumentalities ("Agency Securities"). Certain Agency Securities, such as the Export-Import Bank of the United
States, the General Services Administration, the Government National Mortgage Association, and the Small Business Administration, are backed by the full faith and credit of the U.S. government. Other Agency Securities, such as obligations of the Federal Farm Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association and Student Loan
Marketing Association, are backed by the right of the issuer to borrow from the U.S. Treasury under certain circumstances or are backed by the credit of the agency or instrumentality issuing the obligation. These types of Agency Securities are not deemed direct obligations of the United States, and therefore involve more risk than obligations which are backed by the full faith and credit of the U.S. government. At least 65% of the value of the Fund's total assets is invested in Government Securities and repurchase agreements collateralized by Government Securities.

	The Fund's investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company Act of 1940, as amended (the
"Investment Company Act").

No assurance can be given that the Fund will be able to achieve its investment objective.

	Repurchase Agreements. A repurchase agreement involves the purchase of a security by the Fund with an agreement by the seller of the security to repurchase it from the Fund at a mutually agreed upon day and price, frequently the next business day. The resale price is in excess of the purchase price and reflects the rate of return earned by the Fund. The maturities of repurchase agreements entered into by the Fund normally do not exceed seven days. However, the Fund may enter into a repurchase agreement maturing in more than seven days provided that not more than 15% of the Fund's net assets would, as a result, be invested in repurchase agreements under which the Fund does not have the right to repayment within seven days. Repurchase agreements will at all times be fully collateralized by their underlying securities ("collateral") in an amount at least equal to the purchase price plus accrued interest, marked to market daily. The collateral for repurchase agreements is held by the Trust's custodian and is required to consist of Government Securities (without regard to the maturity of such obligations). If the seller defaults and the value of the collateral securing a repurchase agreement declines, the Fund may incur a loss. The Fund, however, enters into repurchase agreements only with banks or primary dealers designated as such by the Federal Reserve Bank of New York and which have been determined by the Investment Adviser to present minimal credit risk in accordance with guidelines established by the Board of Trustees of the Trust.

	Variable and Floating Rate Securities. Government Securities purchased by the Fund may include variable and floating rate securities. The interest rates payable on these securities are adjusted either at predesignated intervals or whenever there is a change in an established benchmark rate of interest. These securities may also have a demand feature under which the Fund can demand repayment of principal on specified dates or after giving specified notice. In determining the maturities of the Fund's portfolio securities and calculating the Fund's average portfolio maturity, variable rate Government Securities are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. Floating rate Government Securities with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

	Stripped Securities. The Fund may purchase component parts of Government Securities (either principal or interest). These instruments, known as "stripped securities" separate the interest and principal payments on a security into two separate securities and may take the form of: Government Securities from which interest coupons have been stripped; interest coupons; or book-entry ownership of interest or principal of a Government Security. The prices of stripped securities may be more volatile than those of other debt securities.

	When-Issued and Delayed Delivery Securities. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold by the Fund with payment and delivery taking place as much as a month or more in the future. The Fund engages in these transactions to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

   	Mortgage-Backed Securities. The Fund may invest in fixed rate and adjustable rate mortgage-backed securities that are issued or guaranteed by the U.S. government or one of its agencies and instrumentalities. All mortgage-backed securities purchased by the Fund represent interests in and are payable from pools of mortgage loans (i.e., pass-through certificates). These securities include GNMA, FNMA, and FHLMC certificates, which entitle the holder to receive a share of all interest and principal payments from the mortgages underlying the certificates, net of fees. The U.S. government or the issuing agency guarantee of the payment of interest and principal on mortgage-backed securities does not protect against changes in the yields or values of the securities.

	Tax or regulatory changes may adversely affect the mortgage securities market and the prices of mortgage-backed securities. In addition, because underlying mortgages are subject to prepayment at any time, the values of mortgage-backed securities may be adversely affected if prepayments differ from those anticipated at the time of issuance. When prepayments are received, they may have to be reinvested by the Fund in other securities at a current market rate which can be expected to be lower than the interest rate payable on the original mortgage-backed security. Prepayments are influenced by a variety of factors. However, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. Thus, the amounts required to be reinvested by the Fund are likely to be greater during a period of declining interest rates than during a period of rising interest rates. Prepayments of mortgages can also result in a capital loss to the Fund when a mortgage-backed security was purchased by the Fund at a premium. In addition, because of the nature of mortgage-backed securities, the holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other types of debt securities. The Investment Adviser determines the effective life of mortgage-backed securities based on industry practice and current market conditions. If the Investment Adviser's determination is not borne out in practice, it could positively or negatively affect the value of the Fund's holdings of mortgage-backed securities when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities.

	The Fund does not invest in stripped mortgage-backed securities or collateralized mortgage obligations.

	Interest Rate Futures. The Fund may seek to reduce the risk of changes in the value of its portfolio securities (i.e., hedge) or to manage its portfolio maturity by purchasing and selling interest-rate futures contracts traded on U.S. futures exchanges, subject to the limitations imposed by regulations of the Commodity Futures Trading Commission. The use of futures contracts involves certain risks, including increased price volatility and a high degree of leverage. If the Investment Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, the use of futures could result in a loss to the Fund. In addition, it is possible that the use of futures may increase the volatility of the Fund because futures involve a small investment of cash relative to the magnitude of the investment position taken and risk assumed. Because the Fund will only enter into transactions in exchange traded futures, the futures in which the Fund invests can be expected to have greater liquidity and decreased risk of counterparty default. Transactions in futures contracts are used to adjust the risk and return characteristics of the Fund's portfolio.

	Borrowings. The Fund does not borrow money for purposes of making investments. However, it may borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for temporary extraordinary or emergency purposes. The Fund may pledge its assets to secure these borrowings. Additional investments will not be made by the Fund while any borrowings are outstanding.

	Investment Restrictions. The Fund is subject to various restrictions on its investments in addition to those described in this Prospectus. See "Investment Restrictions" in the Statement of Additional Information. Certain of these restrictions are deemed fundamental policies and cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act.

	Investment Characteristics. The Fund invests its assets primarily in Government Securities and repurchase agreements collateralized by these securities. Although Government Securities, including those which are not backed by the full faith and credit of the U.S. government, are of very high credit quality, the market values of these securities fluctuate. The Fund's yield and share price are not insured or guaranteed by the U.S. government or any government agency.
The values of the Fund's investments and investment return will change daily based upon changes in the level of prevailing interest rates, market conditions, economic and political news and other factors. As a result, shares of the Fund may at the time of their redemption be worth more or less than their purchase price. In general, the prices of debt securities will rise when interest rates fall, and will decrease when interest rates rise. The impact of interest rate changes on the market values of debt securities is generally greater for securities having longer maturities. By maintaining a dollar-weighted average portfolio maturity of three years or less, the Fund seeks to limit the probable impact of changing interest rates on the Fund's net asset value per share.

	The Investment Adviser manages the Fund's investment portfolio by altering the composition of the Fund's investments and adjusting the Fund's average portfolio maturity based upon its professional judgment regarding anticipated changes in interest rates and market conditions. There can be no assurance, however, that the Investment Adviser's judgment will be correct.

	There are no fixed limitations on portfolio turnover. Although the Fund will not purchase securities with the intention of profiting from short-term trading, the Fund may sell portfolio securities prior to maturity when the Investment Adviser believes that such action is advisable. It is anticipated that the Fund's portfolio turnover rate will not exceed 100% annually. Turnover rates in excess of 100% may result in higher costs and a possible increase in realized short-term capital gains (or losses). The Fund does not generally expect to incur commissions on its securities transactions because virtually all portfolio transactions will be effected on a principal basis with issuers, underwriters and dealers serving as primary market makers. However, the Fund will incur transaction costs and the price paid by the Fund on the purchase or sale of a security from or to a dealer will include a profit to the dealer in the form of a "spread."

PURCHASING SHARES

   	Shares of the Fund are offered for sale, without sales charge, at the net asset value per share next determined after receipt and acceptance of a purchase order by First Data Distributors, Inc. (formerly known as 440 Financial Distributors, Inc.), as distributor of the Fund's shares (the "Distributor"). Net asset value is computed as of 4:00 p.m. (Eastern time) on each day on which both the New York Stock Exchange is open for trading and the Federal Reserve Bank of New York is open (each, a "Business Day"), except on days for which the Public Securities Association (the "PSA") recommends an early closing of the U.S. government securities markets when the net asset value will be computed as of such earlier closing time. See "Net Asset Value." Payment for shares purchased must be made by federal funds wire no later than 4:00 p.m. on the Business Day following the day shares are purchased. A minimum initial investment of $1,000,000 is required (except in special circumstances as described in the Statement of Additional Information). Subsequent investments may be made in any amount, subject to a $100,000 minimum. Shares may be purchased only by federal funds wire.

   	Shares become entitled to receive dividends beginning on the Business Day following the date of purchase. Shares will be issued at the net asset value determined as of 4:00 p.m., and will be entitled to the dividend declared on the following Business Day, if a purchase order is received and accepted by the Distributor prior to 4:00 p.m. (Eastern time), or as of the closing time of the U.S. government securities markets on days when the PSA recommends an early closing of such markets. If a purchase order is not received and accepted prior to 4:00 p.m., the purchase order will not be effected until the following Business Day. A purchase order cannot be canceled after it has been placed. If federal funds in the amount of the purchase price are not received by the Trust's custodian by 4:00 p.m. on the Business Day following the day shares are purchased, the Distributor will redeem the shares and, if the shares have declined in value, the investor will be held responsible by the Fund to pay the full amount of any loss resulting from the redemption. The Fund reserves the right to reject any purchase order and to modify or suspend the continuous offering of its shares.

   	In order to permit the Investment Adviser to manage the Fund most effectively, investors should place purchase orders as early in the day as possible by calling the Fund's transfer agent, First Data Investor Services Group, Inc. (the "Transfer Agent"), toll-free at 1-800-311-AMBAC (2622), as described below. Investors who anticipate making purchase transactions in excess of $5,000,000 are encouraged to make an advisory call to the Transfer Agent on the day prior to investment. This advisory call does not replace the need to call the Transfer Agent to place a purchase order.

	Share Purchase Procedures. Shares may be purchased only by wiring federal funds directly to the Fund in accordance with the instructions below. The Fund does not impose any transaction charges; however, wire charges may be imposed by the shareholder's transmitting bank.

	Prior to making an initial investment by wire, an account number must be obtained by calling the Transfer Agent toll-free at 1-800-311-AMBAC (2622), or by mailing a completed account application to:

AMBAC Funds
P.O. Box 5138
Westborough, Massachusetts 01581-5138

	In order to receive an account number by telephone, an investor must provide the name, address, and tax identification number of the account owner, the amount being wired as the initial investment, and the name of the wiring bank. Promptly after opening accounts by telephone, investors should mail an original completed account application for each account opened to the Transfer Agent. Although share purchases can be made before an account application is submitted, shares may not be redeemed until a completed account application has been submitted.

	Additional purchases of shares can be made by calling the Transfer Agent toll-free at 1-800-311-AMBAC (2622), to place a purchase order and then wiring federal funds in the amount of the purchase.

	With respect to both initial and subsequent purchases of shares, the wiring bank should be instructed to wire federal funds to:




AMBAC Short-Term U.S. Government Income Fund
C/o BSD&T Co.
ABA # 011001234
CR DDA # 05-338-4
CR FDISG A/C #
[insert your account number]

   	In certain circumstances, shares of the Fund may also be purchased through the Remote Trade Entry System. See "Remote
Trade Entry."

SHAREHOLDER ACCOUNTS

	The Transfer Agent maintains one or more accounts for each shareholder reflecting full and fractional shares of the Fund the shareholder owns. Shareholders are sent confirmations of each account transaction, and monthly statements showing account balances. The Trust does not issue certificates for shares of the Fund.

   	Sub-Account Services. Special sub-accounting procedures are available for investors wishing to open multiple accounts to meet requirements regarding the commingling of funds or for accounting convenience. Sub-accounts can be established at any time by calling the Transfer Agent. Please call toll-free at 1-800-311-AMBAC (2622) for further information and appropriate forms. Investors who have established sub-accounts will receive periodic confirmations and statements of holdings and transactions for the master account and each sub-account.

	Minimum Account Balance. In order to avoid costs to the Fund that are associated with maintaining small accounts, shareholders should maintain account balances of not less than $100,000. If an account balance falls below $100,000 as a result of share redemptions, the Fund has the right to redeem all shares held in the account. In such event, the proceeds will be wired to the primary bank account of record. However, a shareholder will first be sent written notice of the Fund's intention to close the account, and given 60 days to purchase additional shares to increase the account balance to $100,000.

REDEEMING SHARES

   	Shareholders may redeem all or any portion of the shares in their accounts at any time at the net asset value next computed after the receipt of a redemption request in proper form. Redemption proceeds will be paid by federal funds wire to one or more of the bank accounts that have been predesignated by the shareholder, normally not later than the Business Day following the day of the redemption. If a redemption request is not received prior to 4:00 p.m. (Eastern time), or as of the closing time of the U.S. government securities markets on days when the PSA recommends an early closing of such markets, it will be processed on the following Business Day. Shares are entitled to receive dividends declared on the day the shares are redeemed. See "Dividends and Distributions." In the case of complete redemption of all shares in an account, the redemption payment will include the amount of all dividends declared for the month-to-date on shares held in the account. Except in unusual circumstances described in the Statement of Additional Information, the Fund will not suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days, except that when shares are acquired by means of an exchange of shares purchased by check (including, in each case, certified checks and cashiers checks), payment of redemption proceeds will be delayed until the purchase check has cleared (the time varies from state to state) which may take up to 15 days.

	A completed account application must be on file with the Transfer Agent in order to redeem shares. See "Purchasing Shares--Share Purchase Procedures." Shareholders will be asked to designate a primary recipient bank account on their account application. The primary recipient account may be changed at any time, and any number of secondary recipient bank accounts can be added, provided proper written instructions are on file. Please call the Transfer Agent to receive additional information and appropriate forms.

	In order to permit the Investment Adviser to manage the Fund most effectively, investors should place telephone redemption requests as early in the day as possible by calling the Transfer Agent toll-free at 1-800-311-AMBAC (2622) as described below. Investors who anticipate making redemptions in excess of $5,000,000 are encouraged to make an advisory call to the Transfer Agent at least one day in advance. This advisory call does not replace the need to place the redemption request in writing or by telephone.

   	Telephone Redemption Procedures. A request to redeem shares may be placed by calling the Transfer Agent at 1-800-311-AMBAC (2622). The shareholder will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be sent to the primary recipient bank account designated by the shareholder unless the shareholder requests that payment be made to a predesignated secondary recipient bank account. Proceeds will be sent by Federal Reserve wire, normally no later than the Business Day following the day of the redemption. Redemption requests that are not received prior to 4:00 p.m. (Eastern time), or as of the closing time of the U.S. government securities markets on days when the PSA recommends an early closing of such markets, will be processed the following Business Day.

	The Transfer Agent employs reasonable procedures to confirm that telephone redemption instructions are genuine such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption.
To the extent such procedures are used, neither the Trust or the Fund, nor the Investment Adviser, Administrator, Distributor or Transfer Agent, will be liable for any loss due to fraudulent or unauthorized telephone instructions. A redemption by telephone may be made only if the telephone redemption privilege has been selected on the account application, or written instructions have been filed with the Transfer Agent.

	During periods of severe market or economic conditions, it may be difficult to contact the Transfer Agent by telephone. In such an event a shareholder should send a written redemption request by overnight delivery to the Transfer Agent and follow the procedures for written redemption requests described below.

	Written Redemption Requests. Shares of the Fund may be redeemed by written redemption request. A written redemption request must be signed by each of the persons who the shareholder has specified as required to sign such requests. The request must include the complete account name and address, the amount of the redemption, and the predesignated primary or secondary recipient bank account to which the proceeds of the redemption are to be sent. The signature of each person signing the request must be guaranteed by an eligible guarantor institution. Organizations that may qualify as eligible guarantor institutions include banks, brokers, dealers, national securities exchanges, clearing agencies, credit unions, and savings associations. The Transfer Agent reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution.

	Written redemption requests sent by regular mail should be sent to:

AMBAC Funds
P.O. Box 5138
Westborough, Massachusetts 01581-5138

	Written redemption requests sent by overnight delivery should be sent to:

AMBAC Funds
c/o First Data Investor Services Group, Inc.
4400 Computer Drive - 2CW65
Westborough, Massachusetts 01581-5120

   	In certain circumstances, shares of the Fund may also be redeemed through the Remote Trade Entry System described below.

    REMOTE TRADE ENTRY

	The Fund offers certain eligible institutional clients trade order entry capabilities through the Remote Trade Entry ("RTE") system. RTE is Windows-based and the necessary software can be installed on standard IBM-compatible personal computer systems. RTE allows a shareholder access to account information and provides transaction capabilities for purchases and sales of Fund shares. Through RTE, shareholders have the opportunity to invest as well as to track short-term cash flows.

   	Orders to purchase placed by 2:00 p.m. (Eastern time) or as of the closing time of the U.S. government securities markets on days when the PSA recommends an early closing of such markets, will be processed the same day and will begin accruing dividends that day provided that federal funds have been received. Purchases and redemptions can be placed individually and transactions can be tracked and printed in a summary report. Safeguards are in place to protect against unauthorized trading and account overdrafts. Confirmations acknowledging receipt of trades on the Transfer Agent's system are available immediately following a trade entry and wire instructions are included with each confirmation. For redemptions, federal fund wires are generated automatically and sent to the shareholder's designated recipient bank account. Month-to-date accruals, principal value and total balances are displayed for an account when a transaction is in process, and full account histories are available through reporting menus. Current, 7-day and 30-day yield quotations are updated daily.

   	Please call the Transfer Agent toll-free at 1-800-311-
AMBAC(2622) if you have questions about the RTE system and its availability.

EXCHANGE PRIVILEGE

   	Shareholders may exchange shares of the Fund for shares of any other fund advised by the Investment Adviser based upon the relative net asset values per share of the funds at the time the exchange is effected. Currently, shares of the Fund may be exchanged for shares of: AMBAC U.S. Treasury Money Market Fund and AMBAC U.S. Government Money Market Fund. No sales charge or other fee is imposed in connection with exchanges. Before requesting an exchange, shareholders should obtain and read the prospectus of the fund whose shares will be acquired in the exchange. Prospectuses can be obtained by calling the Transfer Agent at 1-800-311-AMBAC (2622) or writing to the Transfer Agent at P.O. Box 5138, Westborough, Massachusetts 01581-5138.

	All exchanges are subject to applicable minimum initial and subsequent investment requirements of the fund whose shares will be acquired. In addition, an exchange is permitted only between accounts that have identical registrations. The Fund does not impose limitations on the frequency of exchanges. Shares of a fund may be acquired in an exchange only if the shares are currently being offered and are legally available for sale in the state of the shareholder's residence.

	An exchange involves the redemption of shares of the Fund and the purchase of shares of another fund. Shares of the Fund will be redeemed at the net asset value per share of the Fund next computed after receipt of an exchange request in proper form. See "Net Asset Value." Shares of the fund being acquired in the exchange will be purchased when the proceeds of the redemption become available (normally, on the day the exchange request is received) at the net asset value of those shares then in effect. See "Redeeming Shares." The acquired shares will be entitled to receive dividends in accordance with the policies of the applicable fund. Shareholders that are not exempt from taxation may realize a taxable gain or loss on an exchange transaction. See "Taxes."

	The exchange privilege may be modified or terminated at any time. However, 60 days' prior notification of any modification or termination will be given to shareholders.

   	Telephone Exchange Procedures. A request to exchange shares may be placed by calling the Transfer Agent at 1-800-311-AMBAC (2622). The shareholder will be asked to provide the account name and number, the amount of shares being exchanged and the name of the fund whose shares are being acquired. Telephone exchange requests that are not received prior to 4:00 p.m. (Eastern time), or as of the closing time of the U.S. government securities markets on days when the PSA recommends an early closing of such markets, will be processed the following Business Day. A written confirmation of the exchange transaction will be sent to the shareholder. As in the case of telephone redemption requests, the Transfer Agent employs reasonable procedures to confirm that telephone exchange instructions are genuine. To the extent these procedures are used, neither the Trust or the Fund, nor the Investment Adviser, Administrator, Distributor or Transfer Agent, will be liable for any loss due to fraudulent or unauthorized telephone exchange instructions. An exchange by telephone may be made only if the telephone exchange privilege has been selected on the account application, or written instructions have been filed with the Transfer Agent.

	During periods of severe market or economic conditions, it may be difficult to contact the Transfer Agent by telephone. In such event, a shareholder should send a written exchange request by overnight delivery to the Transfer Agent and follow the procedures for written exchange requests described below.

	Written Exchange Procedures. Requests to exchange shares may be submitted in writing. Each written exchange request should specify the complete account name and number of the shareholder's account with the Fund, the amount to be exchanged, and the name of the fund whose shares are to be acquired in the exchange. The request must be signed by each of the persons who the shareholder has specified as required to sign redemption requests. The signature of each person signing the exchange request must be guaranteed by an eligible guarantor institution. Written exchange requests should be sent to the Transfer Agent at the address indicated above under "Redeeming Shares--Written Redemption Requests."

NET ASSET VALUE

   	The Fund's share price, or net asset value per share, is calculated as of 4:00 p.m. (Eastern time) each Business Day, except on days for which the PSA recommends an early closing of the U.S. government securities markets when the net asset value will be computed as of such early closing time. Net asset value per share is determined by subtracting the Fund's liabilities (including accrued expenses and dividends payable) from the total value of its investments and other assets and dividing the result by the total number of outstanding shares of the Fund.

	In computing net asset value, the Fund's portfolio securities are generally valued on the basis of bid quotations obtained from principal market makers. If market quotations are not readily available, portfolio securities are valued at their fair value as determined under procedures adopted by the Board of Trustees of the Trust. A pricing service may be used to value the Fund's portfolio securities. Valuations provided by any pricing service will be monitored on a periodic basis by the Board of Trustees. Securities with remaining maturities of less than 60 days are valued at amortized cost unless the use of such valuation is determined not to reflect fair value.

FUND EXPENSES

   	The Fund's expenses are deducted from total income before dividends are paid. The Fund bears all expenses of its operations other than those expressly assumed by the Investment Adviser, including the Fund's proportionate share of the Trust's expenses. Expenses borne by the Fund include but are not limited to: the fees of the Investment Adviser, the Administrator and Transfer Agent; the fees and expenses of the Trust's independent auditors, legal counsel, accounting services agent and custodian; taxes; brokerage fees and commissions; interest; costs incident to meetings of Trustees and shareholders, printing and mailing prospectuses and reports to shareholders, and the filing of reports with regulatory bodies and the maintenance of the Trust's legal existence; federal and state registration fees; the fees and expenses of non-interested Trustees of the Trust; and any extraordinary expenses of a non-recurring nature.

	As discussed under "Summary of Expenses," the Investment Adviser has voluntarily undertaken to waive its fees or to absorb expenses of the Fund as may be necessary to limit total ordinary operating expenses of the Fund to a specified percentage of the Fund's average daily net assets. The Investment Adviser may modify or terminate this undertaking at any time.



DIVIDENDS AND DISTRIBUTIONS

	Dividends are declared and accrued daily based upon the Fund's net investment income (including net realized short-term gains, if any), and are paid on the first Business Day of each month. All dividends and other distributions are automatically reinvested in full and fractional shares of the Fund at net asset value unless otherwise requested by the shareholder. A shareholder can request that dividends and other distributions be paid monthly by wire transfer to a predesignated bank account by sending a written request to the Transfer Agent.
Any such request must be received by the Transfer Agent at least five Business Days prior to a payment date in order to be effective on such date.

   	Dividends are computed and declared on each Business Day and are payable to all shareholders of record as of the time of declaration. Shareholders will begin receiving dividends on the Business Day following the day shares are purchased and will be entitled to receive dividends declared on the day shares are redeemed. Any long-term capital gains realized by the Fund will be distributed annually. Shares purchased through dividend reinvestment will begin earning dividends the day after they are credited to the shareholder's account.

	In order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special or regular year-end dividend and capital gains distributions during December. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

TAXES

	Taxation of the Fund. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. Certain federal income and excise taxes would be imposed on the Fund if it failed to make certain required distributions of its income to shareholders. The Fund intends to make distributions in a manner which will avoid the imposition of any such tax. If the Fund should fail to qualify as a "regulated investment company," it would be subject to regular federal income tax on its taxable income, and its distributions generally would be taxable. The Fund intends to carry on its operations so that it will continue to qualify as a regulated investment company.

	Federal Taxation of Shareholders. Dividend distributions, whether received in cash or reinvested in additional shares, will be taxable as ordinary income. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) that are designated by the Fund as capital gain dividends, regardless of whether such capital gain dividends are received in cash or reinvested in additional shares, are taxable to the Fund's shareholders as long-term capital gains, regardless of how long they have held shares in the Fund. Since the Fund does not expect to earn dividend income, dividends and other distributions from the Fund will generally not qualify for the dividends-received deduction available to corporate investors. In January of each year, the Fund sends each shareholder a statement showing the tax status of distributions for the past calendar year. The redemption or exchange of Fund shares by an investor is a taxable event and may result in a capital gain or loss.

	Section 115(1) of the Code provides, in part, that gross income does not include income derived from the exercise of any essential government function accruing to a state or any political subdivision thereof. Shareholders are urged to consult their own tax advisors to determine any limitations on the applicability of Section 115(1) to earnings from their investment in the Fund. A portion of the earnings derived from funds which are subject to the arbitrage limitations or rebate requirements of the Code may be required to be paid to the U.S. Treasury as computed in accordance with such requirements.

	The Fund is required to withhold 31% of all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. Shareholders are asked to certify on their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to so certify will result in backup withholding.

	State and Local Taxes. Investors may be subject to state and local taxes on their investment. For example, dividends and other distributions made by the Fund and received by an investor may be subject to state and local taxes. Although shareholders of the Fund do not directly receive interest on Government Securities held by the Fund, certain states may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on Treasury securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain Agency Securities may not qualify for exemption from income tax in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving Government Securities does not constitute interest on Government Securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving Government Securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of Government Securities.

	The tax discussion set forth above regarding federal and state income taxation is included for general information only.
Prospective investors should consult their own tax advisors concerning the federal and state tax consequences of an investment in the Fund.

MANAGEMENT OF THE FUND

	The Board of Trustees of the Trust is responsible for supervising the operations and affairs of the Trust and the Fund. The Trust's officers, who are all officers or employees of the Investment Adviser or the Administrator, are responsible for the daily management and administration of the Fund's operations.

   	Investment Adviser. The Investment Adviser, Cadre Financial Services, Inc., 905 Marconi Avenue, Ronkonkoma, New York 11779, is a wholly-owned subsidiary of AMBAC Capital Corporation which, in turn, is a wholly-owned subsidiary of AMBAC Inc. ("AMBAC"). Through its subsidiaries, AMBAC is a leading insurer of municipal and structured finance obligations and a provider of investment contracts, and investment advisory and administration services to state municipalities and municipal authorities. AMBAC is a publicly held company whose shares are traded on the New York Stock Exchange.

   	As of January 31, 1997, the Investment Adviser provided investment management services to 19 investment funds and had aggregate assets under management in excess of $2 billion. In addition, through its subsidiaries, AMBAC manages its own investment portfolios of approximately $5 billion.

   	Subject to overall supervision of the Board of Trustees, the Investment Adviser is responsible for managing the investment operations of the Fund in accordance with the Fund's investment objective and policies. The Investment Adviser formulates a continuing investment program for the Fund and makes all decisions regarding securities to be purchased or sold for the Fund. The Investment Adviser is required to provide certain administrative services to the Trust to the extent those services are not provided by other organizations retained by the Fund, and furnishes, without expense to the Fund, the services of its personnel to serve as officers and Trustees of the Trust. The Fund pays the Investment Adviser a monthly fee computed at the annual rate of 0.35% of the Fund's average daily net assets during the month.

   	Dolores O. Miller, CFA, a Managing Director of the Investment Adviser, is the person primarily responsible for managing the Fund's investments. Ms. Miller has 13 years of experience managing fixed income portfolios. She is also the Managing Director and head of asset management for AMBAC Capital Management, Inc. ("ACMI"), an affiliate of the Investment Adviser, where she is responsible for managing ACMI's investments which total approximately $2.8 billion. Prior to joining ACMI in April 1993, Ms. Miller was Senior Portfolio Manager and head of taxable fixed income at American Express Company.

   	Administrator. The Trust has entered into an Administration Agreement with the Administrator, First Data Investor Services Group, Inc., One Exchange Place, Boston, Massachusetts 02109, a wholly-owned subsidiary of First Data Corporation. The Administrator provides various services required in connection with the operations of the Trust and the Fund, including, but not limited to: overseeing the preparation and maintenance of all documents and records required to be maintained by the Trust; preparing and updating required regulatory filings, prospectuses and shareholder reports; providing, at its own expense, the services of its personnel to serve as officers of the Trust; and preparing and disseminating material for meetings of the Board of Trustees. For these services, the Fund pays the Administrator a monthly fee calculated at an annual rate of 0.05% of the Trust's average daily net assets on the first $500 million of net assets of the Trust, 0.04% on the next $500 million of net assets of the Trust and 0.03% on net assets of the Trust in excess of $1 billion, subject to a minimum monthly fee paid by the Trust to the Administrator of $10,000. The Administrator also provides the Trust with fund accounting services for which it is paid a monthly fee by the Fund of $3,000 if monthly average net assets of the Fund are $50 million or less, $4,000 if the Fund's monthly average net assets are between $50-$200 million, or $5,000 if the Fund's monthly average net assets exceed $200 million.

PERFORMANCE INFORMATION

	The Fund may publish its "yield" and "total return" in advertisements, sales materials and shareholder reports. Yield refers to the income generated by an investment in the Fund over a 30 day period; the income is then annualized. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each period over a one year period and is shown as a percentage of the investment. The income earned on the investment is assumed to be earned and reinvested at a constant rate and compounded semi-annually. Total return refers to the change in the value of an investment in the Fund over a specified period of time, assuming reinvestment of all dividends and other distributions paid by the Fund. The Fund's quotations of total return are quotations of "average annual total return," which is the rate of return that would have been earned assuming that the investment performance of the Fund over the entire period was earned ratably throughout the period. Average annual total returns will be shown for one, five and ten year periods, at such time as the Fund has operated for such periods, and for the period since inception of the Fund. The Fund may also publish quotations of its "aggregate total return," which reflects the actual performance of the Fund over the entire period for which the quotation is given. All quotations of investment performance are based upon historical investment results and are not intended to predict future performance.

	In addition, comparative performance information may be used from time to time in advertisements, sales literature and shareholder reports. This information may include data, ratings and rankings from Lipper Analytical Services, Inc., IBC, Donoghue's Money Fund Report, The Bank Rate Monitor, Morningstar and other industry publications, business periodicals and services. Comparisons to recognized market indices and to the returns on specific money market securities or types of such securities or investments may also be used.

GENERAL INFORMATION

	Description of Shares. The Trust is a Delaware business trust organized pursuant to a Certificate of Trust dated June 27, 1995 and is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. As of the date of this Prospectus, the Trust has established three series of its shares, each representing interests in a separate portfolio of investments. One series of shares represents interests in the Fund. The other series represent interests in AMBAC U.S. Treasury Money Market Fund and AMBAC U.S. Government Money Market Fund. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, to issue two or more classes of shares of each series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

   	Shareholders of the Fund, together with shareholders of each other series of the Trust, are entitled to vote on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon at a meeting of shareholders. On other matters affecting the Fund on which shareholders of the Fund are entitled to vote, shares of the Fund will generally be voted as a separate class. Each share (and fractional share) is entitled to that number of votes which equals the net asset value of such share (or fraction thereof). All shares of the Trust have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so.

   	Under Delaware law, shareholders of the Fund could, under certain circumstances, be held personally liable for the obligations of the Trust but only to the extent of the shareholder's investment. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

   	Annual meetings of shareholders will not be held except as required by the Investment Company Act or other applicable law. A meeting will be held on the removal of a Trustee or Trustees of the Trust if requested in writing by holders of not less than 10% of the outstanding shares of the Trust.

   	Control Persons. As of the date of this Prospectus, the Investment Adviser was the sole shareholder of the Fund. As a result of such ownership, the Fund may be deemed to be controlled by the Investment Adviser and its parents, AMBAC Capital Corporation and AMBAC Inc. So long as ownership of shares of the Fund (or of the Trust) by such companies continues to exceed 25% of the outstanding shares of the Fund (or of the outstanding shares of the Trust) such companies will be deemed to control the Fund (and the Trust) by virtue of such ownership. In addition, as a result of AMBAC Indemnity Corporation's ownership of shares of AMBAC U.S. Treasury Money Market Fund and AMBAC U.S. Government Money Market Fund, AMBAC Indemnity Corporation and AMBAC Inc. may be deemed to control the Trust.

   	Transfer Agent. The Transfer Agent, First Data Investor Services Group, Inc., P.O. Box 5138, Westborough, Massachusetts 01581-5138, serves as the Trust's shareholder servicing agent and dividend disbursing agent. Shareholders of the Fund should contact the Transfer Agent with their questions regarding transactions in shares of the Fund and share account balances.

	Custodian. Bankers Trust Company, 130 Liberty Street, New
York, New York 10006, serves as custodian of the Trust, and in that capacity maintains custody of all securities and cash assets of the Fund. The custodian is authorized to hold the Fund's investments in securities depositories and to use subcustodians approved by the Trust.

   	Distributor. First Data Distributors, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581-5120, serves as Distributor of the Fund's shares. The Distributor may, from time to time, enter into selling agreements with dealers or other financial institutions, and in accordance therewith, pay to such dealers or institutions, in connection with sales or the distribution of shares of the Fund, material compensation or promotional incentives, in the form of cash or other compensation. Such compensation and incentives are not paid by the Fund and will not be a Fund expense.

   	Additional Information. This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

   	Shareholder Reports. The Trust sends shareholders annual and semi-annual reports without charge. These reports include further information regarding the Fund's investment performance. The financial statements of the Fund appearing in the Trust's annual reports are audited by KPMG Peat Marwick
LLP, the Trust's independent auditors.

   	Shareholder Inquiries. For questions concerning shareholder accounts, dividends and share purchase and redemption procedures, contact the Transfer Agent toll free at 1-800-311-AMBAC (2622) or at P.O. Box 5138, Westborough,
Massachusetts 01581-5138.





INVESTMENT ADVISER
Cadre Financial Services, Inc.
905 Marconi Avenue,
Ronkonkoma, New York 11779

ADMINISTRATOR
First Data Investor Services Group, Inc.
One Exchange Place
Boston, Massachusetts 02109

TRANSFER AGENT
First Data Investor Services Group, Inc.
4400 Computer Drive
Westbourgh, MA 01581-5120

DISTRIBUTOR
First Data Distributors, Inc.
4400 Computer Drive
Westborough, Massachusetts 01581-5120


CUSTODIAN
Bankers Trust Company
130 Liberty Street
New York, New York 10006

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
99 High Street
Boston, Massachusetts 02110

LEGAL COUNSEL
Schulte Roth & Zabel LLP
900 Third Avenue
New York, New York 10022






Investors are advised to read this Prospectus and retain it for future reference.

NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. IN CONNECTION WITH THE OFFER CONTAINED HEREIN, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE TRUST OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OR AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

TABLE OF CONTENTS		Short-Term U.S. Government Income Fund
					A SERIES OF AMBAC TREASURERS
TRUST

SUMMARY OF EXPENSES					2

SUITABLE INVESTORS					3

INVESTMENT OBJECTIVE AND POLICIES		3

PURCHASING SHARES					6

SHAREHOLDER ACCOUNTS				8

REDEEMING SHARES					8

REMOTE TRADE ENTRY					10

EXCHANGE PRIVILEGE					11

NET ASSET VALUE						12

FUND EXPENSES						12

DIVIDENDS AND DISTRIBUTIONS			13

TAXES							13

MANAGEMENT OF THE FUND				14

PERFORMANCE INFORMATION				15

GENERAL INFORMATION					16



AMBAC U.S. Treasury Money Market Fund
AMBAC U.S. Government Money Market Fund
AMBAC Short-Term U.S. Government Income
Fund
(Series of AMBAC Treasurers Trust)

905 Marconi Avenue
Ronkonkoma, New York 11779

    Statement of Additional Information dated March 1, 1997



   	AMBAC Treasurers Trust (the "Trust") is a diversified, open-end, management investment company. AMBAC U.S. Treasury Money Market Fund (the "Treasury Money Fund"), AMBAC U.S. Government Money Market Fund (the "Government Money Fund"), and AMBAC Short-Term U.S. Government Income Fund (the "Government Income Fund") (each a "Fund" and, collectively, the "Funds") are the three initial series of the Trust. Treasury Money Fund and Government Money Fund are money market funds which seek to maintain stable net asset values of $1.00 per share. Each of these Funds seeks high current income, consistent with preservation of capital and maintenance of liquidity. The investment objective of Government Income Fund is to seek high current income, consistent with preservation of capital. Government Income Fund maintains a dollar-weighted average portfolio maturity of three years or less. See "Investment Policies and Practices." Cadre Financial Services, Inc. (formerly known as AMBAC Investment Management, Inc.) (the "Investment Adviser") serves as the investment adviser of the Funds. See "Investment Advisory Arrangements." First Data Investor Services Group, Inc. serves as the administrator of the Funds (the "Administrator"). As of the date of this Statement of Additional Information, the Government Income Fund has not yet commenced investment operations.
   	Shares of the Trust are offered for sale on a no-load basis to states and municipalities, and their sub-divisions and agencies, as well as to other institutional investors. No sales commissions or other charges are imposed upon the purchase or redemption of shares. The minimum initial investment is $2,000,000 in Government Money Fund, $1,000,000 in Government Income Fund and $100,000 in Treasury Money Fund. See "Purchasing Shares." Shares of the Funds are not insured by AMBAC Indemnity Corporation.
    Investments in the Funds are not insured or guaranteed by the U.S. government and there can be no assurance that either Treasury Money Fund or Government Money Fund will be able to maintain a stable net asset value of $1.00 per share. See "Determination of Net Asset Value."


    Information about the Funds is set forth in separate Prospectuses each dated March 1, 1997 for the Funds, which provide the basic information you should know before investing. The Prospectuses may be obtained without charge by writing to the Transfer Agent or by calling 1-800-311-AMBAC (2622). This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than that set forth in each Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Funds and the Trust, and should be read in conjunction with each Funds Prospectus.


	TABLE OF CONTENTS
	Page

INVESTMENT POLICIES AND PRACTICES	 3

INVESTMENT RESTRICTIONS	 6

PORTFOLIO TRANSACTIONS AND BROKERAGE	 8

PURCHASING SHARES	 9

SHAREHOLDER ACCOUNTS	 10

REDEEMING SHARES	 11

EXCHANGE PRIVILEGE	 12

DETERMINATION OF NET ASSET VALUE	 12

TAXES	 13

INVESTMENT ADVISORY ARRANGEMENTS	 15

TRUSTEES AND OFFICERS	 16

EXPENSES	 19

PERFORMANCE INFORMATION	 20

GENERAL INFORMATION	 21




INVESTMENT POLICIES AND PRACTICES
	The sections below provide additional information
regarding the types of investments that may be made by the
Funds and the investment practices in which the Funds may
engage. The investment objective and general investment
policies of each Fund are described in the Funds Prospectuses.
	Treasury, Government and Agency Securities.  Treasury
Money Fund invests exclusively in short-term debt securities that are direct obligations of the U.S. Treasury ("Treasury
Securities") and repurchase agreements collateralized by debt obligations backed by the "full faith and credit" of the United
States. Government Money Fund invests exclusively in short-term debt securities (including Treasury Securities) issued or
guaranteed by the U.S. government or an agency or
instrumentality of the U.S. government ("Government
Securities"), and repurchase agreements collateralized by
Government Securities.  Government Income Fund invests
primarily in Government Securities and repurchase agreements collateralized by Government Securities.
	Treasury Securities consist of obligations issued by the
U.S. Treasury, including Treasury bills, notes and bonds.
These are direct obligations of the U.S. government and differ primarily in their rates of interest and the length of their original maturities.  Treasury Securities are backed by the
full faith and credit of the U.S. government.  Government
Securities include Treasury Securities as well as securities issued or guaranteed by the U.S. government or its agencies and instrumentalities ("Agency Securities").  As described in the
Prospectuses of Government Money Fund and Government Income
Fund, Agency Securities are in some cases backed by the full faith and credit of the U.S. government.  In other cases,
Agency Securities are backed solely by the credit of the
governmental issuer.  Certain issuers of Agency Securities have the right to borrow from the U.S. Treasury, subject to certain conditions.  Government Securities purchased by the Funds may include variable and floating rate securities, which are
described in the Prospectuses.  Government Income Fund may also purchase stripped Government Securities and certain mortgage-
backed Government Securities.
	Stripped Government Securities.  (Government Income Fund
only.) Government Income Fund may invest in component parts of
Government Securities, which represent either the principal
(corpus) of a particular obligation or the right to interest payments on the obligation (coupon).  Investments of this type may include: obligations from which the interest coupons have been stripped; interest coupons that have been stripped;
stripped obligations maintained in Federal Reserve book-entry form; and receipts evidencing the component parts of
obligations (corpus or coupons) that have not actually been
stripped. Receipts of this type evidence ownership of the
component parts of particular Government Securities that are held in physical or book-entry form by a major commercial bank or trust company pursuant to the terms of a custody agreement.
Under these arrangements, the interests in Government
Securities held by a Fund continue to be backed by the issuers of those securities.
	Repurchase Agreements.  As discussed in the Prospectuses,
the Funds may each enter into repurchase agreements.  A
repurchase agreement, which may be viewed as a type of secured lending by a Fund, involves the acquisition by a Fund of a
security from a selling financial institution such as a bank or broker-dealer.  The agreement provides that the Fund will sell back to the institution, and that the institution will
repurchase, the underlying security ("collateral") at a
specified price and at a fixed time in the future.  The Fund will receive interest from the institution until the time when the repurchase is to occur.  Although such date is deemed to be the maturity date of a repurchase agreement, the maturities of securities that are purchased by the Funds through repurchase agreements are not subject to any limitation as to maturity.
The Funds may enter into repurchase agreements maturing in more than seven days.  However, a Fund may not enter into such a
repurchase agreement if, as a result, more than 10% of the
value of its net assets (15% of net assets in the case of
Government Income Fund) would be invested in repurchase
agreements under which the Fund does not have the right to
obtain repayment in seven days or less.
	Because repurchase agreements involve certain risks not
associated with direct investment in securities, the Trust
follows procedures designed to minimize these risks.  These
procedures include requirements that the Investment Adviser
effect repurchase transactions only with banks or primary
dealers designated as such by the Federal Reserve Bank of New
York, and that the bank or dealer has been determined by the
Investment Adviser to present minimal credit risk in accordance with guidelines established and monitored by the Board of
Trustees of the Trust.  In addition, the collateral underlying a repurchase agreement is required to be held by the Trusts
custodian (or a subcustodian) in a segregated account on behalf of the Fund which entered into the transaction.  The collateral is marked to market daily and required to be maintained in an amount at least equal to the repurchase price plus accrued
interest.  In the event of a default or bankruptcy by a selling financial institution, the Trust will seek to liquidate the
collateral. However, the exercise of the Trusts right to
liquidate collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund which entered into the transaction will suffer a loss.
	When-Issued and Delayed Delivery Securities.  As noted in
each Funds Prospectus, the Funds may purchase and sell
securities on a when-issued or delayed delivery basis.  These transactions arise when a Fund purchases or sells a security, with payment and delivery taking place in the future beyond the normal settlement period.  A transaction of this type will be effected in order to secure for a Fund an attractive price or yield at the time of entering into the transaction.  When
purchasing securities on a when-issued or delayed delivery
basis, a Fund assumes the rights and risks of ownership,
including the risk of price and yield fluctuations.  Because a
Fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Funds other investments.  If a Fund remains fully invested at a time during which when-issued or delayed delivery
purchases are outstanding, such purchases will result in a form of leverage.  When a Fund enters into purchase transactions of this type, the Trusts custodian maintains, in a segregated
account for the Fund, cash and debt obligations held by the
Fund and having a value equal to or greater than the Funds
purchase commitments.  When a Fund has sold a security on a
when-issued or delayed delivery basis, the Fund does not
participate in further gains or losses with respect to the
security.  If the counterparty fails to deliver or pay for the securities, the Fund could miss a favorable price or yield
opportunity, or could suffer a loss.  When a Fund enters into a sales transaction of this type, the Trusts custodian
segregates the securities sold on a delayed delivery basis to cover the Funds settlement obligations.
	Interest Rate Futures Contracts.  (Government Income Fund
only.) Government Income Fund may purchase and sell U.S.
exchange-traded interest rate futures contracts.  Currently, there are futures contracts based on U.S. Treasury bonds, U.S.
Treasury notes, three-month U.S. Treasury bills and GNMA
certificates.  A clearing corporation associated with the
commodities exchange on which a futures contract trades assumes responsibility for the completion of transactions and
guarantees that futures contracts will be performed.  Although futures contracts call for actual delivery or acceptance of
debt securities, in most cases the contracts are closed out
before the settlement date without the making or taking of
delivery.
	Government Income Fund does not pay or receive money upon
the purchase or sale of a futures contract.  Instead, when the
Fund enters into a futures contract, it is initially required to deposit with its custodian for the benefit of the broker
(the futures commission merchant) an amount of initial margin in cash or U.S. Treasury bills, currently equal to
approximately 1   to 2% of the contract amount for futures on
Treasury bonds and notes and approximately 1/10 of 1% of the contract amount for futures on Treasury bills.  Initial margin in futures transactions is different from margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the customer to finance the transactions.  Rather, initial margin is in the nature of a
good faith deposit on the contract which is returned to the
Fund upon termination of the futures contract, assuming all
contractual obligations have been satisfied.  Subsequent
payments, called variation margin, to and from the futures
commission merchant are made on a daily basis as the market
price of the futures contract fluctuates.  This process is
known as "marking to market."  At any time prior to expiration of the futures contract, the Fund may elect to close the
position by taking an offsetting position which will operate to terminate the Funds position in the futures contract.  While interest rate futures contracts provide for the delivery and acceptance of securities, most futures contracts are terminated by entering into offsetting transactions.
	Certain of the considerations associated with the use of
futures contracts are discussed in the Prospectus of Government
Income Fund.  Successful use of futures contracts by the Fund is also subject to the ability of the Investment Adviser to
predict correctly movements in the direction of interest rates and other factors affecting markets for securities.  For
example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect the
price of securities in its portfolio and the price of such
securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions.  In
addition, in such situations, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to
sell securities to meet such requirements.  Such sales of
securities may be, but will not necessarily be, at increased prices which reflect the rising market, and the Fund may have to sell securities at a time when it is disadvantageous to do
so.
	The hours of trading futures contracts on U.S. government
securities may not conform to the hours during which Government
Income Fund may trade such securities.  To the extent that the futures markets close before or after the Government Securities markets, significant variations can occur in one market that cannot be reflected in the other market.
	The skills needed to trade futures contracts are
different than those needed to invest in securities.  However, personnel of the Investment Adviser have experience in managing securities portfolios which use futures strategies similar to those used by Government Income Fund.
	The Government Income Fund will maintain in a segregated
account with the Trusts custodian cash and Government
Securities to cover the Government Income Funds obligations on futures contracts.
	Investment Characteristics.  In managing the Funds, the
Investment Adviser attempts to balance the Funds goals of
seeking high income with their goals of seeking to preserve
capital.  For this reason, the Funds do not necessarily invest in securities offering the highest available yields.  The
maturities of the securities purchased by the Funds and the
Funds average portfolio maturities will vary from time to time as the Investment Adviser deems consistent with the Funds
investment objectives and the Investment Advisers assessment of risks, subject to applicable limitations on the maturities of investments and dollar-weighted average portfolio maturity.
	When market rates of interest increase, the market value
of debt obligations held by the Funds will decline.
Conversely, when market rates of interest decrease, the market value of obligations held by the Funds will increase.  Debt
obligations having longer maturities generally pay higher rates of interest, but the market values of longer term obligations can be expected to be subject to greater fluctuations from
general changes in interest rates than shorter term
obligations.  These changes will cause fluctuations in the
amount of daily dividends of the Funds and changes in the net asset value per share of Government Income Fund.  In extreme cases, changes in interest rates could cause the net asset
values per share of Treasury Money Fund and Government Money
Fund to decline.  See "Determination of Net Asset Value."  In the event of unusually large redemption demands, securities may have to be sold at a loss prior to maturity or the Funds may have to borrow money and incur interest expense.  The
Investment Adviser seeks to manage investment risk by
purchasing and selling investments for the Funds consistent
with its best judgment and expectations regarding anticipated changes in interest rates. However, there can be no assurance that the Funds will achieve their investment objectives.
INVESTMENT RESTRICTIONS
	Each of the Funds is subject to a variety of investment
restrictions.  Certain of these restrictions are deemed
fundamental, and may not be changed without the approval of the holders of a majority of a Funds outstanding voting securities.
A "majority of the outstanding voting securities" of a Fund for this purpose means the lesser of (i) 67% of the shares of the
Fund represented at a meeting at which holders of more than 50%
of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares of the
Fund.  As fundamental investment restrictions, a Fund may not:
(1)	Purchase a security, other than a Government Security, if as a result of such purchase more than 5% of the value of the Funds assets would be invested in the securities of any one issuer, or the Fund would own more than 10% of the voting securities, or of any class of securities, of any one issuer.  (For purposes of this restriction, all outstanding indebtedness
of an issuer is deemed to be a single class.)(2)	Purchase a security, other
than a Government Security, if as a result of such purchase 25% or more of the value of the Funds total assets would be invested in the securities of issuers engaged in any one industry.
(3)	Issue senior securities as defined by the Investment Company Act of
1940 (the "1940 Act") or borrow money, except that each Fund may borrow from banks for temporary extraordinary or emergency purposes (but not for investment) in an amount up to one-third of the value of its total assets
(calculated at the time of the borrowing).  A Fund may not make additional investments while it has any borrowings outstanding.  This restriction shall not be deemed to prohibit a Fund from purchasing or selling securities on a when-issued or delayed delivery basis, or entering into repurchase agreements.
(4)	Purchase or sell commodities or commodity contracts, or real estate or interests in real estate (including limited partnership interests), except that each Fund, to the extent not prohibited by other investment policies, may purchase and sell securities of issuers engaged in real estate activities and may purchase and sell securities secured by real estate or interests therein, and in the case of Government Income Fund, may purchase and sell interest rate futures contracts.
(5)	Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933.
(6)	Make loans of money or securities, except through the purchase of permitted investments, including repurchase agreements.
(7)	Make short sales of securities or purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions.
(8)	Pledge, hypothecate, mortgage or otherwise encumber the Funds assets, except as may be necessary to secure permitted borrowings.  (Collateral and other arrangements incident to permissible investment practices are not deemed to be subject to this restriction.)
	The Funds have the following additional investment
restrictions which are not fundamental and may be changed by the Board of Trustees, without a vote of shareholders.  Under these restrictions, a Fund may not:
(1)	Make investments for the purpose of exercising control or management of another company.
(2)	Participate on a joint or joint and several basis in any trading account in securities.
(3)	Purchase any illiquid securities, except that each Fund may invest in repurchase agreements maturing in more than seven days provided that a Fund may not enter into such a repurchase agreement if more than 10% of the value of the Funds net assets (15% in the case of Government Income Fund) would, as a result, be invested in repurchase agreements under which the Fund does not have the right to obtain repayment in seven days or less.  The Funds are authorized to invest in restricted securities which can be sold in transactions pursuant to Rule 144A under the Securities Act of 1933 and which have been determined to be liquid under procedures adopted by the Board of Trustees.  However, the Funds do not intend to invest in any such restricted securities during the coming year.
(4)	Invest in oil, gas or other mineral leases, rights, royalty contracts, or exploration or development programs.
(5)	Invest in warrants or rights.
(6)	Purchase the securities of another investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets.
	All percentage and other restrictions, requirements and
limitations on investments set forth in this Statement of
Additional Information, and those set forth in each Funds
Prospectus, apply immediately after purchase of an investment, and subsequent changes and events do not constitute a violation or require the sale of any investment by a Fund unless
otherwise specified.
PORTFOLIO TRANSACTIONS AND BROKERAGE
	Subject to the general supervision of the Board of
Trustees of the Trust, the Investment Adviser is responsible for decisions to buy and sell securities for the Funds and for the selection of dealers to effect those transactions.
Purchases of securities for each Fund will be made from
issuers, underwriters and dealers.  Sales of securities will be made to dealers and issuers.  The Funds do not normally incur brokerage commissions on transactions in the types of
securities in which they invest.  These transactions are
generally traded on a "net" basis, with dealers acting as
principal in such transactions.  However, the price at which securities are purchased from and sold to dealers will usually include a spread which represents a profit to the dealer.
Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter (an underwriting
concession).  Government Income Fund will incur commissions in connection with its transactions in futures contracts.
	In placing orders for the purchase and sale of
investments for the Funds, the Investment Adviser gives primary consideration to the ability of dealers to provide the most
favorable prices and efficient executions on transactions.  If such price and execution are obtainable from more than one
dealer, transactions may be placed with dealers who also
furnish research services to the Trust or the Investment
Adviser.  Such services may include, but are not limited to, any one or more of the following:  information as to the
availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of securities.  These research services may be of benefit to the Investment Adviser or its affiliates in the management of accounts of other
clients, or the accounts of the Investment Adviser and its
affiliated companies, and may not in all cases benefit a
particular Fund.  While such services are useful and important in supplementing the Investment Advisers own research and
facilities, the Investment Adviser believes the value of such services is not determinable and does not significantly reduce its expenses.
The Investment Adviser may serve as the investment adviser to other clients, including other investment companies, and will follow a policy of allocating investment opportunities and
purchase and sale transactions equitably among its clients.  In making such allocations, the primary factors considered are the respective investment objectives, the relative size of
portfolio holdings of the same or comparable securities, and the availability of cash for investment.  This procedure may have an adverse effect on a client, including one or more of the Funds, in a particular transaction, but is expected to
benefit all clients on a general basis.
PURCHASING SHARES
   	As described under "Purchasing Shares" in each Funds
Prospectus, shares of each Fund are offered for sale, without a sales charge, at their respective net asset values per share next computed after receipt of a purchase order by First Data
Distributors, Inc. (formerly known as 440 Financial
Distributors, Inc.), as distributor of each Funds shares (the
"Distributor").  Net asset value is computed once daily for
each Fund, on each day on which both the New York Stock
Exchange is open for trading and the Federal Reserve Bank of
New York is open (each, a "Business Day").  See "Determination of Net Asset Value."  The following shows the calculation of the offering prices of shares of the Funds as of January 31,
1997:

   				Net Assets	     Shares Outstanding
	Offering Price
Treasury Money Fund	$26,204,134	26,203,572	$1.00

Government Money Fund	$70,880,667	70,879,960	$1.00

Government Income Fund	$33,330	3,333	$10.00
	Distribution Arrangements. The Distributor has the exclusive right, pursuant to a distribution agreement with the Trust dated as of November 1, 1995, as amended (the "Distribution Agreement"), to purchase shares of the Funds for distribution and to enter into selling agreements with dealers and other financial institutions for the distribution of shares. Shares of the Funds are available for purchase from the Distributor and from organizations which have entered into selling agreements. The Distributor may, from time to time, pay to such dealers and institutions, in connection with sales or the distribution of shares of a Fund, material compensation or promotional incentives, in the form of cash or other compensation. Such compensation and incentives are not paid by any of the Funds and will not be an expense of any of the Funds.

	The Board of Trustees, including a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of the
Investment Adviser or the Distributor,  as defined by the 1940 Act (the
"Independent Trustees"), approved the Distribution Agreement at a meeting held in person on October 9, 1995, and similarly approved an amendment to such agreement on September 17, 1996.  The Distribution Agreement will remain in effect until October 31, 1997, and may be continued in effect from year to year thereafter if approved annually by the
Board of Trustees, including a majority of the Independent
Trustees, by vote cast in person at a meeting called for such purpose.  The Distribution Agreement may be terminated at any time, without penalty, by either party upon 60 days written
notice and terminates automatically in the event of an
"assignment" as defined by the 1940 Act and the rules
thereunder.  Under the Distribution Agreement, the Distributor
is required to bear all of the costs associated with
distribution of shares of the Funds, including the incremental cost of printing prospectuses, annual reports and other
periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales
literature and advertising materials. Unlike many other mutual funds, the Funds do not bear expenses relating to the
distribution of shares, and thus, do not make any payments
pursuant to a Rule 12b-1 plan or a services plan.  In the
Distribution Agreement, the Trust has agreed to indemnify the
Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act of 1933, as
amended.
	The Distributor is a wholly-owned subsidiary of First Data Investor Services
Group, Inc., which serves as the Trusts administrator.  The Distributors address is 4400 Computer Drive, Westborough, Massachusetts 01581.

SHAREHOLDER ACCOUNTS
	First Data Investor Services Group, Inc., as transfer agent (the "Transfer Agent"), maintains one or more accounts for each shareholder reflecting the amount of full and fractional shares of each Fund the shareholder owns. Shareholders are sent confirmations of each account transaction, and monthly statements showing account balances. The Trust does not issue certificates for shares of the Funds.

	Sub-Account Services. Special procedures have been designed for investors wishing to open multiple accounts. A single master account may be opened by filing an application form with the Distributor, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened at the time the master account is opened by listing them, or they may be added at a later date by written advice or by filing forms supplied by the Transfer Agent. Procedures are available to identify sub-accounts by name and number within the master account name. The investment minimums applicable to initial and subsequent purchases of shares of the Funds, and the minimum account balance requirement discussed below, apply to the aggregate amounts invested by a shareholder for the master account (including all sub-accounts) and not to the amount invested for individual sub-accounts.

	When sub-accounts have been established, the Transfer Agent provides written confirmations of transactions in sub-accounts. The Transfer Agent also provides monthly statements setting forth the share balance of and the dividends and other distributions paid to the master account, and monthly statements for each sub-account setting forth transactions in the sub-account for the year-to-date, the total number of shares owned and the dividends paid for the current month, as well as for the year-to-date. Further information on this service is available from the Transfer Agent.

	Minimum Initial Investment Requirements. The Funds each have a minimum initial investment requirement which is set forth on the cover page of this Statement of Additional Information. In its discretion, however, the Distributor may waive a Funds minimum initial investment in special circumstances, such as when a prospective investor anticipates receipt of investable funds so as to enable it to meet the minimum investment requirement within a reasonable period of time.

	Minimum Account Balance. In order to avoid costs that are associated with maintaining small accounts, shareholders should maintain account balances of not less than $100,000 in any Fund. If an account balance in Government Money Fund or Government Income Fund falls below $100,000 as a result of share redemptions, the Trust has the right to redeem all shares held in the account. There is no minimum account balance for Treasury Money Fund; however, an in-active account with no balance for a period of six months may be closed at the discretion of the Trust. The applicable procedures are described in the Funds Prospectuses. The Trust is under no obligation to compel the redemption of any account.
REDEEMING SHARES
	Redemption proceeds are normally paid as described in the Prospectuses. However, the payment of redemption proceeds may be postponed for more than seven days or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on the New York Stock Exchange is restricted, (c) when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to determine fairly the value of its net assets, or (d) during any other period when the Securities and Exchange Commission (the "SEC"), by order, so permits for the protection of shareholders. Applicable rules and regulations of the SEC will govern as to whether the conditions described in (b) or (c) exist. In addition, in the event that the Board of Trustees of the Trust determines that it would be detrimental to the best interests of remaining shareholders of a Fund to pay any redemption or redemptions in cash, a redemption payment may be made in whole or in part by a distribution in kind of portfolio securities held by the Fund, subject to applicable rules of the SEC. Any securities distributed in kind will be readily marketable and will be valued, for purposes of the redemption, in the same manner as such securities are normally valued by the Fund in computing net asset value per share. In the unlikely event that shares are redeemed in kind, the redeeming shareholder would incur transaction costs in converting the distributed securities to cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act and is therefore obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90 day period for any one shareholder.
EXCHANGE PRIVILEGE
   	As described under "Exchange Privilege" in each Funds Prospectus, shareholders may exchange shares of one of the Funds for shares of any of the other Funds based upon the relative net asset values per share of the Funds at the time the exchange is effected. None of the Funds currently imposes any limitation on the frequency of exchanges, but may impose such limitations upon notice to shareholders.
DETERMINATION OF NET ASSET VALUE
   	Each Funds Prospectus describes the days on which the net asset value per share of the Fund is computed for purposes of purchases and redemptions of shares by investors, and also sets forth the times as of which such computations are made.
Net asset value is computed once daily as of 4:00 p.m. (Eastern time) on each day on which both the New York Stock Exchange is open for trading and the Federal Reserve Bank of New York is open, except as described below. The New York Stock Exchange currently observes the following holidays: New Years Day; Presidents Day (third Monday in February); Good Friday (Friday before Easter); Memorial Day (last Monday in May); Independence Day; Labor Day (first Monday in September); Thanksgiving Day (fourth Thursday in November); and Christmas Day. The Federal Reserve Bank of New York currently observes all the holidays listed above except Good Friday, in addition to Martin Luther Kings Birthday (third Monday in January), Columbus Day (second Monday in October) and Veterans Day.
   	Net asset value is computed as of the closing time of the U.S. government securities markets on days when the Public Securities Association recommends an early closing of such markets. Early closings may occur the Fridays preceding the following holidays: Martin Luther Kings Birthday, Presidents Day, Memorial Day, Labor Day and Columbus Day, and the business days preceding the following holidays: Independence Day, Veterans Day, Thanksgiving Day, Christmas Day, and New Years
Day, and the Friday succeeding Thanksgiving Day.
	Treasury Money Fund and Government Money Fund. In accordance with rules adopted by the SEC, the amortized cost method of valuation is used to determine the value of the investments held by Treasury Money Fund and Government Money Fund. This method of valuation is used by the Funds in seeking to maintain stable net asset values of $1.00 per share.
However, no assurance can be given that the Funds will be able to maintain stable share prices.
	Amortized cost involves valuing a security at its cost and amortizing any discount or premium over the period remaining until the maturity of the security. This method of valuation does not take into account unrealized capital gains and losses resulting from changes in the market values of the securities. The market values of debt securities purchased by the Funds will generally fluctuate as a result of changes in prevailing interest rate level and other factors.
	In order to use the amortized cost method of valuation, Treasury Money Fund and Government Money Fund are each required to maintain a dollar-weighted average maturity of 90 days or less, to purchase securities with remaining maturities of 397 days or less and to invest only in securities which have been determined by the Investment Adviser, under procedures adopted by the Board of Trustees, to present minimal credit risks and to be of eligible credit quality under applicable regulations.
In addition, procedures have been adopted by the Board of Trustees which are designed to stabilize, to the extent reasonably possible, the prices of shares of the Funds as computed for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine whether the net asset value per share calculated by using available market quotations deviates from the net asset value per share of $1.00 computed by using the amortized cost method. If such deviation exceeds of 1%, the Board will promptly consider what action, if any, should be taken. The Trustees will take such action as they deem appropriate to eliminate or to reduce, to the extent reasonably practicable, any material dilution or other unfair results which might arise from differences between the two valuation methods. Such action may include selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, redeeming shares in kind, withholding dividends, paying distributions from capital gains, or utilizing a net asset value per share based upon available market quotations.
	Government Income Fund. Portfolio securities held by Government Income Fund are generally valued on the basis of bid quotations obtained from principal market makers. If market quotations are not readily available, portfolio securities are valued at their fair value as determined under procedures adopted by the Board of Trustees of the Trust. A pricing service may be used to value the Funds portfolio securities.
Such a service may use prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to value from dealers and general market conditions. Securities with remaining maturities of less than 60 days are valued at amortized cost unless the use of such valuation is determined not to reflect fair value.
TAXES
	It is the policy of the Trust to distribute each fiscal year substantially all of the net investment income and net realized capital gains, if any, of each Fund to shareholders.
The Trust intends that each Fund will qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, a Fund will not be subject to federal income tax on that part of its net investment income and net realized capital gains which it distributes to its shareholders. To qualify for such tax treatment, a Fund must generally, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments received with respect to loans of stock and securities, and gains from the sale or other disposition of stock or securities and certain related income; (b) derive less than 30% of its gross income from the sale or other disposition of stock or securities or options, forwards or futures thereon held less than three months; and (c) diversify its holdings so that at the end of each fiscal quarter (i) 50% of the market value of the Funds assets is represented by cash, Government Securities and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Funds assets or 10% of the voting securities of any issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than Government
Securities).
	The Code requires regulated investment companies to pay a nondeductible 4% excise tax to the extent they do not distribute 98% of their ordinary income, determined on a calendar year basis, and 98% of their capital gains, determined on an October 31 year end. The Trust intends to distribute the income and capital gains of each Fund, in the manner necessary, to avoid imposition of the 4% excise tax by the end of each calendar year.
	Fund dividends declared in October, November or December and paid the following January will be taxable to shareholders as if received on December 31 of the year in which they are declared.
	In general, any gain or loss realized on a taxable disposition of shares of a Fund by a shareholder that holds such shares as a capital asset will be treated as long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a redemption of shares in a Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a redemption of shares may also be disallowed under the rules of Section 1091 of the Code relating to "wash sales" (i.e., purchase of substantially identical securities within a 61-day period beginning 30 days before such disposition).
	Futures Contracts. (Government Income Fund only.) Accounting for futures contracts will be in accordance with generally accepted accounting principles. Initial margin deposits made by Government Income Fund upon entering into futures contracts will be recognized as assets. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each days trading. Maintenance margin payments are made or received, depending upon whether gains or losses are incurred. Futures contracts held by Government Income Fund at the end of each fiscal year may be required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value. The straddle rules of Section 1092 of the Code may require the Fund to defer losses incurred in certain transactions involving securities and futures and may affect the Funds holding period in the asset offsetting the futures contract. The Funds ability to engage in futures transactions may be limited by these rules.
	The Funds transactions in futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain exchange-traded futures contracts held by the Fund at the end of the Funds taxable year will be treated as having been sold for their fair market value on the last day of such taxable year, and gain or loss will be taken into account for such year. Such gain or loss generally will be treated as short-term capital gain or loss to the extent of 40% of such gain or loss, and long-term capital gain or loss to the extent of 60% of such gain or loss. Certain positions held by the Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of recognition of losses by the Fund and adjustments to the holding periods of securities held by the Fund. Certain tax elections exist for straddles that may alter the effects of these rules. The Fund will monitor its activities in futures contracts to ensure that they do not affect its qualification as a regulated investment company.
    INVESTMENT ADVISORY AND OTHER SERVICES
   	The Investment Adviser, a Delaware corporation, with offices at 905 Marconi Avenue, Ronkonkoma, New York 11779, is a wholly-owned subsidiary of AMBAC Capital Corporation which, in turn, is a wholly-owned subsidiary of AMBAC Inc. ("AMBAC"). Through its subsidiaries, AMBAC is a leading insurer of municipal and structured finance obligations and a provider of investment contracts, and investment advisory and administration services to state municipalities, and municipal authorities. AMBAC is a publicly held company whose shares are traded on the New York Stock Exchange.
   	Pursuant to an Investment Advisory Agreement with the Trust dated November 1, 1995 (the "Agreement"), the Investment Adviser manages the investment of each Funds assets and places orders for the purchase and sale of investments for each Fund. The Investment Adviser is also responsible under the Agreement for monitoring services provided by the Administrator, the Transfer Agent and the Trusts custodian. The Investment
Adviser provides such additional management and administrative services as the Trust or the Fund may require beyond those furnished by the Administrator and furnishes, at its own expense, such office space, facilities, equipment, clerical help, and other personnel and services as may reasonably be necessary to render the services under the Agreement. In addition, the Investment Adviser pays the salaries of officers of the Trust and any fees and expenses of Trustees of the Trust who are also officers, directors or employees of the Investment Adviser, or, who are officers or employees of any company affiliated with the Investment Adviser, and bears the cost of telephone service, heat, light, power and other utilities associated with the services it provides. As compensation for services rendered and expenses assumed by the Investment
Adviser, the Agreement provides for the payment by each Fund of a monthly fee to the Investment Adviser, which fee is calculated daily and computed at the annual rate of 0.15% of the net assets of each of Treasury Money Fund and Government Money Fund, and 0.35% of the net assets of Government Income Fund.
   	For the period April 24, 1996 through October 31, 1996, fees payable to the Investment Adviser by Treasury Money Fund and Government Money Fund were $20,088 and $48,338, respectively, all of which fees were waived. In addition, the Investment Adviser reimbursed expenses of Treasury Money Fund and Government Money Fund in the amounts of $101,283 and $129,216, respectively.
	The Agreement provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its obligations thereunder, the Investment Adviser is not liable to the Trust or any of its shareholders for any act or omission by the Investment Adviser or for any losses sustained by the Trust or its shareholders. The Agreement in no way restricts the Investment Adviser from acting as investment adviser to others.
   	The Agreement was approved by the Board of Trustees of the Trust, including a majority of the Trustees who are not parties to the Agreement or interested persons of the Investment Adviser, at a meeting held in person on October 9, 1995. The Agreement was also approved on that date by the Investment Adviser, as the then sole shareholder of the Trust. The Agreement will continue in effect until September 30, 1997, and may be continued in effect from year to year thereafter upon the approval of the Trusts shareholders or the Board of Trustees. Each annual continuance also requires approval by a vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such continuance. The Agreement may be terminated at any time, as to any Fund, without penalty, on sixty days written notice by the Board of Trustees of the Trust, by vote of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of such Fund, or by the Investment Adviser. The Agreement will automatically terminate in the event of its assignment (as defined in the 1940 Act and the rules thereunder).
	The Trust has acknowledged that the name "AMBAC" is a property right of AMBAC Inc., and has agreed that AMBAC Inc.
and its affiliated companies may use and permit others to use that name. The Trust has also agreed that, in the event the Agreement is terminated, the Trust will eliminate the name "AMBAC" from its name, unless otherwise consented to by AMBAC Inc. or any successor to its interest in such name.
   	Administration services are provided to the Trust by the Administrator, pursuant to an administration agreement with the Trust dated November 1, 1995. For the period April 24, 1996 (commencement of operations) through October 31, 1996, Treasury Money Fund and Government Money Fund paid the Administrator $22,314 and $47,686, respectively.
TRUSTEES AND OFFICERS
	The Board of Trustees of the Trust has the overall responsibility for monitoring the operations of the Trust and each Fund and supervising the services provided by the Investment Adviser and other organizations. The officers of the Trust are responsible for managing the day-to-day operations of the Trust and each Fund.
	Set forth below is information with respect to each of the Trustees and officers of the Trust, including their principal occupations during the past five years.

Name, Position with Trust, Age		Principal Occupations
and Address					During Last Five Years

*Stephen A. Attanasio	Managing Director, Head of Investment
Trustee, Chairman and	Advisory Services and Director, Cadre
President, 38	Financial Services, Inc.; Investment
	Committee Member, FGIC Advisors, Inc. 	formerly, from
1993 to 1996; Vice 	President, FGIC Capital Market
Services, 	Inc. formerly, from 1993 to 1996; 	Marketing
Production Development, 	Financial Guaranty Insurance
Company 	(formerly, from 1991 to 1993)

Eugene J. McDonald	President and Chief Executive Officer,
Duke Trustee, 64	Management Co. (investment management 2200
West Main Street, Suite 1000	affiliate of Duke University);
Director, Durham, North Carolina  27705	Central Carolina
Bank, Key Group of 	Mutual Funds and Flag Group of Mutual
	Funds

Donald W. Green	Chief Financial Officer, Managing Director
Trustee, 53	and Director, PlanEcon, Inc. (economic
305 Hartford Road	consulting and publications);  formerly, from
South Orange, New Jersey  07079	1988 to 1991, Executive
Vice President and 	Director, The Mercator Corporation
	(financial advisory and merchant banking)


* C. Roderick ONeil	Chairman, ONeil Associates (investment
Trustee, 66	and financial consulting firm);  Director,   375
Park Avenue	AMBAC Inc., AMBAC Indemnity          Suite 2602
	Corporation, Fort Dearborn Income        New York, New
York  10152	Securities, Inc. and Beckman Instruments,
	Inc.; Trustee,  Memorial Drive Trust 	(finance)

Russell E. Galipo	Vice President and Manager of Shawmut
Trustee, 64	Bank CT., N.A. from 1973 to 1994
4538 Alpine Drive
Lakeland, Florida  33801-0502


Roisin T. Kilgallen	Treasurer and Controller, AMBAC
Treasurer, 30	Investment Management, Inc.; formerly,
	from 1992 to 1994, Assistant Vice President 	of Sakura
Global Capital, Inc.; prior thereto, 	from 1988 to 1992,
Senior Associate, Arthur 	Andersen & Co.

Richard B. Gross	Senior Vice President, General Counsel and
Secretary, 49	Secretary, AMBAC Inc.;  Senior Vice      One
State Street Plaza	President, AMBAC Indemnity Corporation;
New York, New York  10004	Secretary, AMBAC Investment
	Management, Inc.;  formerly, from 1990 to 	1991,
Senior Vice President and General 	Counsel of Citicorp
Insurance Group, Inc.

Anne G. Gill	Vice President, Counsel and Assistant
Assistant Secretary, 33	Secretary, AMBAC Inc.; Vice President,
One State Street Plaza	Assistant General Counsel and Assistant
New York, New York  10004	Secretary, AMBAC Indemnity
Corporation; 	Assistant Secretary, AMBAC Investment
	Management, Inc.; formerly, from 1988 to 	1993,
Associate, Hughes Hubbard & Reed

Gail A. Hanson	Counsel, First Data Investor Services Group,
Assistant Secretary, 55	Inc.; formerly, from 1988 to 1994,
One Exchange Place	Associate, Bingham, Dana & Gould
Boston, Massachusetts  02109


Therese M. Hogan	Manager, State Regulation, First Data
Assistant Secretary, 34	Investor Services Group, Inc.;
formerly, One Exchange Place	from 1992 to 1994, Senior Legal
Assistant, Boston, Massachusetts  02109	Palmer & Dodge; prior
thereto, from 1984 	to 1992, Blue Sky Paralegal, Robinson &
	Cole

Richard H. Rose	Senior Vice President, First Data Investor
Assistant Treasurer, 41	Services Group, Inc. (since May 6,
1994).  One Exchange Place	Formerly, Senior Vice President,
The Boston Boston, Massachusetts  02109	Company Advisors,
Inc. since November     	1989.

   	Except as otherwise indicated above, the address of each Trustee and officer of the Trust is 905 Marconi Avenue, Ronkonkoma, New York 11779. Mr. Nattress and Mr. ONeil are Trustees who are "interested persons" of the Trust, as defined in the 1940 Act, by virtue of their affiliations with the Investment Adviser and/or companies affiliated with the Investment Adviser.
	Trustees who are not employees of the Investment Adviser, or its affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee, of which each of the Independent Trustees is a member, receive an attendance fee of $750 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust. As of the date of this Statement of Additional Information, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Trust and each Fund.
   	The following table summarizes the compensation paid by the Trust to the Trustees of the Trust for the fiscal year ended October 31, 1996.

Compensation Table*
Name of Person	Aggregate		  Pension or Retirement
	Total Compensation		Compensation
	    Benefits Accrued 		  from Trust  Paid
	from Trust		as Part of Fund Expenses	   to
Trustees
W. Dayle Nattress	$0	$0	$0
David E. A. Carson*	$4,000	$0	$4,000
Donald W. Green	$4,000	$0	$4,000
Eugene J. McDonald*	$0	$0	$0
C. Roderick ONeil	$4,000	$0	$4,000
*David E. A. Carson resigned as a Trustee, effective September 17,1996, and was replaced by Eugene J. McDonald, who was appointed on such date by the Board of Trustees to fill the
vacancy created by Mr. Carsons resignation.
EXPENSES
   	All expenses of the Trust and the Fund not expressly
assumed by the Investment Adviser, the Administrator or the Distributor are paid by the Trust. Expenses borne by the Trust include, but are not limited to: fees paid to the Investment
Adviser and the Administrator; the fees and expenses of any registrar, custodian, accounting agent, transfer agent or dividend disbursing agent; brokerage commissions; taxes;
registration costs of the Trust and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses and supplements thereto to shareholders; all expenses of
shareholders and Trustees meetings and of preparing, printing and mailing of proxy statements and reports to shareholders;
fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment
Adviser or any affiliate of the Investment Adviser; all
expenses incident to any dividend, withdrawal or redemption
options; charges and expenses of any outside service used for pricing shares of the Trust; fees and expenses of legal
counsel; fees and expenses of the Trusts independent auditors; membership dues of industry associations; interest on Trust borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Trust which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto).  Certain of the expenses of organizing the Trust and the Funds and of the initial registration and qualification of shares of the Funds under federal and state securities laws are being charged to each Funds operations, as an expense, over a period not
exceeding five years from the date of commencement of the
Trusts operations.
PERFORMANCE INFORMATION
   	Calculation of Yield. Treasury Money Fund and Government Money Fund may publish quotations of "current yield" and
"effective yield" in advertisements, sales materials and
shareholder reports.  Current yield is the simple annualized yield for an identified seven calendar day period. This yield calculation is based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return is the net change in the value of the hypothetical account during the seven-day period,
including dividends declared on any shares purchased with
dividends on the shares but excluding any capital changes.
Yield will vary as interest rates and other conditions change.
The yield for the seven-day period ended October 31, 1996 for Government Money Fund was 5.16%, which is equivalent to an effective yield of 5.29%.  The yield for the seven-day period ended October 31, 1996 for Treasury Money Fund was 5.00%, which is equivalent to an effective yield of 5.12%.  Yields also
depend on the quality, length of maturity and type of
instruments held and operating expenses of the Funds.  For the fiscal year ended October 31, 1996, the Investment Adviser of the Funds had voluntarily agreed to waive its fees and to
reimburse expenses of the Funds to the extent necessary to
assure that the ordinary operating expenses of the Funds do not exceed 0.28% and 0.20% of the average daily net assets of the Treasury Money Fund and Government Money Fund, respectively.
The yields of the Funds quoted above reflect the effect of this fee waiver and reimbursement of expenses without which the
yields would have been lower. Effective yield is computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.
	Effective yield = [(base period return + 1)365/7]-1 Government Income Fund may from time to time publish quotations of its yield as calculated over a 30-day period in advertisements, sales literature and shareholder reports. This yield will be computed by dividing the Funds net investment
income per share earned during a specified 30-day period by the maximum offering price per share on the last day of the period.
Yield is calculated according to the following formula:
	YIELD = 2[(	a-b	 + 1)6  - 1]
				cd
Where:	a =	dividends and interest earned during the
period.
	b =	expenses accrued for the period (net of
reimbursements).
	c =	the average daily number of shares outstanding
during the period that were 			entitled to receive
dividends.
	d =	the maximum offering price per share on the last
day of the period.
	Calculation of Total Return.  Each Fund may also
disseminate quotations of its average annual total return and other total return data from time to time.  Average annual
total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized
capital gains or losses on investments over such periods) that would equate the initial amount invested to the redeemable
value of such investment at the end of each period.  In making these computations, all dividends and distributions are assumed to be reinvested and all applicable recurring and non-recurring expenses are taken into account. The Funds also may quote annual, average annual and annualized total return and
aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical investment
amount, for various periods.
	Total return quotations will be computed in accordance
with the following formula, except that as required by the
periods of the quotations, actual annual, annualized or
aggregate data, rather than average annual data, may be quoted:
P (1+T)n = ERV
Where: 	P = a hypothetical initial payment of $1,000
		T = average annual total return
		n = number of years
ERV = ending redeemable value of the hypothetical $1,000
payment made at the beginning of the period.
Actual annual or annualized total return data generally will be lower than average annual total return data because the average rates of return reflect compounding of return. Aggregate total return data, which is calculated according to the following formula, generally will be higher than average annual total
return data because the aggregate rates of return reflect
compounding over longer periods of time:
ERV - P
P
Where:		P = a hypothetical initial payment of $1,000.
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
	Yield and total return quotations are based upon each Funds historical performance and are not intended to indicate future performance. Each Funds yield and total return fluctuate and will depend upon not only changes in prevailing interest rates, but also upon any realized gains and losses and changes in the Funds expenses.
GENERAL INFORMATION
	Description Of Shares.  Interests in the Funds
(presently, the only three series of the Trust) are represented by shares of beneficial interest, $.001 par value. The Trust is authorized to issue an unlimited number of shares.
	Each share of each Fund represents an equal proportionate interest in that Fund with each other share of such Fund, without any priority or preference over other shares. All consideration received for the sales of shares of a particular
Fund, all assets in which such consideration is invested, and all income, earnings and profits derived therefrom are allocated to and belong to that Fund. As such, the interest of shareholders in each Fund are separate and distinct from the interest of shareholders of the other Funds, and shares of a Fund are entitled to dividends and distributions only out of the net income and gains, if any, of that Fund as declared by the Board of Trustees. The assets of each Fund are segregated on the Trusts books and are charged with the expenses and liabilities of that Fund and with a share of the general expenses and liabilities of the Trust not attributable to any one Fund. The Board of Trustees determines those expenses and liabilities deemed to be general, and these items are allocated among the Funds as deemed fair and equitable by the Board of Trustees in its sole discretion.
   	Control Persons and Holders of Securities.  As of January
31, 1997, AMBAC Inc. and its subsidiary, AMBAC Indemnity
Corporation, may be deemed to control the Trust, Treasury Money
Fund and Government Money Fund, and AMBAC Inc., AMBAC Capital Corporation and the Investment Adviser may be deemed to control Government Income Fund, through beneficial ownership of the outstanding shares of the Funds, as follows:


				   Shares of		Shares of
	Shares of
				   Treasury		Government
	Government
				   Money Fund		Money Fund
	Income Fund


AMBAC Inc.
One State Street Plaza
New York, New York	99%	39%	100%

AMBAC Indemnity Corporation
One State Street Plaza
New York, New York	93%	34%	---

AMBAC Capital Corporation
300 Nyala Farms Road
Westport, Connecticut 06880	---%	---%	100%

AMBAC Investment Management, Inc.
300 Nyala Farms Road
Westport, Connecticut 06880	---%	---%	100%

	The various control relationships over the Trust and the Funds noted above will continue to exist until such time as the above-described share ownership of the Trust or applicable Fund represents 25% or less of the outstanding shares of the Trust or of the Fund, as the case may be. Through the exercise of voting rights with respect to shares of the Funds, the controlling persons set forth above may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders of the Trust or the Funds is required.

   	In addition to the controlling persons named above, the following entities owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of the Funds as of January 31, 1997:


Treasury Money Fund	Shares Owned

AMBAC Financial Services Holdings, Inc.
300 Nyala Farms Road
Westport, Connecticut 06880	5%

Government Money Fund

City of New Britain
7 West Main Street
New Britain, Connecticut 06051	16%

City of Bridgeport
45 Lyons Terrace
Bridgeport, Connecticut 06604	14%

Town of Suffield - Treasurers Office
83 Mountain Road
Suffield, Connecticut 06078	9%

USA Services, Inc. (AMBAC affiliate)
9130 Jolleyville Road, Suite 335
Austin, Texas 78759	5%

Town of Cromwell
41 West Street
Cromwell, Connecticut 06416
	5%
Town of Newtown
45 Main Street
Newtown, CT 06470	5%

	Trustee and Officer Liability. Under the Trusts Declaration of Trust and its By-Laws, and under Delaware law, the Trustees, officers, employees and agents of the Trust are entitled to indemnification under certain circumstances against liabilities, claims and expenses arising from any threatened, pending or completed action, suit or proceeding to which they are made parties by reason of the fact that they are or were such Trustees, officers, employees or agents of the Trust, subject to the limitations of the 1940 Act which prohibit indemnification which would protect such persons against liabilities to the Trust or its shareholders to which they would otherwise be subject by reason of their own bad faith, willful misfeasance, gross negligence or reckless disregard of duties.
   	Independent Auditors. KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, are the independent auditors of the Trust. The independent auditors are responsible for auditing the financial statements and prepare the tax returns of the Funds. The selection of the independent auditors is approved annually by the Board of Trustees.
	Custodian. Bankers Trust Company, 130 Liberty Street, New York, New York 10006, serves as custodian of the Trusts assets and maintains custody of each Funds cash and investments. Cash held by the custodian, which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits (presently, $100,000).
   	Shareholder Reports. Shareholders of the Trust will be kept fully informed through annual and semi-annual reports showing diversification of investments, securities owned and other information regarding each Funds activities. The financial statements of each Fund are audited each year by the Trusts independent auditors.
	Legal Counsel. Schulte, Roth & Zabel LLP, New York, New York, serves as counsel to the Trust.
	Registration Statement. This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Trust has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by the rules and regulations of the SEC.
	Use of Joint Statement of Additional Information. Each Fund acknowledges that it is solely responsible for all information or lack of information about the Fund in this Statement of Additional Information, and no other Fund is responsible therefor. The Trustees of the Trust have considered this factor in approving each Funds use of this single combined Statement of Additional Information.

   	Financial Statements. The statements of assets and liabilities of the Trust comprising, respectively, Treasury Money Fund and Government Money Fund, and the portfolios of investments, as of October 31, 1996, and the related statements of operations and changes in net assets, together with the notes to financial statements and the report of independent auditors, all as set forth in the Trusts 1996 Annual Report to Shareholders, are incorporated by reference into this Statement of Additional Information. No other information or statement contained in the Annual Report, other than those referred to above, is incorporated by reference or is a part of this Statement of Additional Information. As of the date of this Statement of Additional Information, Government Income Fund has not commenced operations.







PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits.

	(a)	Financial Statements:

		Included in Part A:

			Financial Highlights

			Included in Part B:

		The Financial Statements contained in the Registrant's Annual Report for the fiscal year ended October 31, 1996 and the Report of Independent Auditors dated November 22, 1996, are incorporated by reference to the Definitive 30b-2 filed (Edgar Form N-30D) on December 19, 1996 as Accession #0000927405-96-000481.

			Included in Part C:

		Consent of Independent Auditors is filed as Exhibit 11 to this Post-Effective Amendment No. 2.

	(b)	Exhibits:

	Exhibit
	Number			Description

	1(a)	Certificate of Trust dated June 27, 1995 is filed
herewith.

	  (b)	Declaration of Trust dated June 27, 1995 is filed
herewith.

	2	By-Laws of Registrant are filed herewith.

	3	Not Applicable.

	4	Instruments defining rights of holders of the
securities being offered are filed herewith.

	5	Investment Advisory Agreement between Registrant
and AMBAC Investment Management, Inc. (now known as Cadre
Financial Services, Inc.) is filed herewith.

	6	Distribution Agreement between Registrant and 440
Financial Services, Inc. is filed herewith.


   	7	Not Applicable.

	8	Custodian Agreement between Registrant and Bankers
Trust dated November 1, 1995 is filed herewith.

	9(a)	Administration Agreement between Registrant and
First Data Investor Services Group, Inc. dated November 1, 1995 is filed herewith.

	 (b)	Transfer Agency and Services Agreement between
Registrant and First Data Investor Services Group, Inc. dated
November 1, 1995 is filed herewith.

	10	Not Applicable.

	11	Consent of Independent Auditors is filed herewith.

	12	Not Applicable.

	13	Agreement Regarding Initial Capital is filed
herewith.

	14	Not applicable.

	15	Not applicable.

	16	Not applicable.

	17	Financial Data Schedules for each series are filed
herewith.

	18	Not applicable.


Item 25.	Persons Controlled by or Under Common Control with
Registrant.

	Registrant may be deemed to be controlled by AMBAC Inc., a Delaware corporation, and certain of its affiliates, as discussed on page 22 of Part B. Cadre Financial Services, Inc. (formerly, AMBAC Investment Management, Inc.) is a wholly-owned subsidiary of AMBAC Capital Corporation, a Delaware corporation, which is in turn a wholly-owned subsidiary of AMBAC Inc., a Delaware corporation. Other persons under common control with Registrant include AMBAC Indemnity Corporation, a Wisconsin stock insurance company and the following (direct and indirect) subsidiaries of AMBAC Inc., each of which is a Delaware corporation: AMBAC Capital Management, Inc., AMBAC Investments Inc., AMBAC Capital Funding, Inc., AMBAC Securities Inc., AMBAC Connect Inc., AMBAC Financial Services Holdings, Inc., AMBAC Municipal Bond Holding Company, AMBAC Indeminity UK Limited, AMBAC Financial Services Limited Partnership and AMBAC Financial Products, Inc.



Item 26.	Number of Holders of Securities.
   								Number of
Record Holders
	Name of Fund					 as of January
31,  1997


AMBAC U.S. Treasury Money Market Fund				 5

AMBAC U.S. Government Money Market Fund				17

AMBAC  Short-Term U.S. Government Income Fund			 1

Item 27.	Indemnification.

   	As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and pursuant to Article VI of Registrant's By-Laws (Exhibit 2 filed herewith), officers, trustees, employees and agents of Registrant may be indemnified against certain liabilities in connection with Registrant, and pursuant to Section 1.10 of the Distribution Agreement (Exhibit 6 filed herewith), 440
Financial Distributors, Inc. as principal underwriter of Registrant, may be indemnified against certain liabilities which it may incur. Such Article VI of the By-Laws and Section
1.10 of the Distribution Agreement are hereby incorporated by reference in their entirety.

	Registrant intends to maintain an insurance policy insuring its officers and trustees against certain liabilities, and certain costs of defending claims against such officers and trustees, and to bear the costs of such policy except for such costs as is determined to be attributable to coverage protecting such persons against liabilities to which they may become subject as a consequence of their own willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

   	Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against Registrant by such trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

	Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act so long as the interpretations of Sections 17(h) and 17(i) of the Investment Company Act remain in effect and are consistently applied.




Item 28.	Business and Other Connections of Investment
Adviser.

	See "Management of the Trust" in the Prospectuses constituting Part A of this Registration Statement and "Investment Advisory Arrangements" in the Statement of
Additional Information constituting Part B of this Registration
Statement.

	The business and other connections of Cadre Financial Services, Inc. (formerly known as AMBAC Investment Management, Inc.) directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is 905 Marconi Avenue, Ronkonkoma, New York 11779.

			Position with
Name and Address	AMBAC  Investment	Principal Occupations

Frank J. Bivona	Director	Chief Financial Officer and
One State Street Plaza		Treasurer, AMBAC Inc.
New York, New York
10004

William T. Sullivan, Jr.	Director and Chairman and
	Chief Executive Officer of
	Chief Executive Officer	Cadre Financial Services, Inc.

Francis X. Sullivan	Director, President and 	Chief
Operating Officer of
	Chief Operating Officer	of Cadre Financial Services, Inc.

Stephen A. Attanasio	Director and Managing 	Senior Officer
of
		Director and Head of 	Connecticut-based
		Investment Advisory 	Financial Services for
		Services	AMBAC Inc. and its
			 affiliates

Richard A. Bauer	Managing Director	President of Cadre
		Securities, Inc.

Michael J. Kelly	Director	Managing Director of AMBAC
		Financial Services Swap and
		Municipal Investment Contract
		subsidiaries

Dolores O. Miller	Managing Director	Senior Portfolio Manager
			for portfolios of AMBAC
			Inc. and its affiliates

Matthew L. Schroeder	First Vice President 	Chief Risk
Compliance
		and Chief  Risk 	Officer of AMBAC Inc.
		Compliance Officer	and its subsidiaries



Evelyn R. Robertson	Vice President and 	Portfolio
Manager for
		Portfolio Manager	AMBAC U.S. Treasury
			Money Market Fund and
			AMBAC U.S.
			Government Money
			Market Fund (series of
			Registrant)

Roisin Kilgallen	Vice President and 	Treasurer of certain
		Treasurer	Financial Services,
			subsidiaries of AMBAC
			Inc.

Richard B. Gross	Secretary	General Counsel and
One State Street Plaza		Secretary, AMBAC Inc.
New York, New York  10004

Item 29.	Principal Underwriters.

	(a)	In addition to AMBAC Treasurers Trust, 440
Financial Distributors, Inc. (the "Distributor") currently acts as distributor for The Galaxy Fund, The Galaxy VIP Fund, Galaxy Fund II, Armada Funds (formerly known as NCC Funds), Panorama Trust, Wilshire Target Funds, Inc. and BT Insurance Funds Trust. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is a wholly-owned subsidiary of First Data Corporation and is located at 4400 Computer Drive, Westboro, MA 01581.

	(b)	The information required by this Item 29 (b) with
respect to each director, officer, or partner of 440 Financial Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by 440 Financial Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities
Act of 1934 (File No. 8-45467).

	(c)	The Distributor will not be paid any compensation
from the Registrant for its services as principal underwriter.

Item 30.	Location of Accounts and Records.

	All accounts books and other documents required to be maintained by Registrant by Section 31(a) of the Investment
Company Act of 1940 and the Rules thereunder are maintained at the offices of:

	Cadre Financial Services, Inc.
	905 Marconi Avenue
	Ronkonkoma, New York 111779
	(records relating to its functions as investment adviser)

	Bankers Trust Company
	130 Liberty Street
	New York, New York 10006
	(records relating to its functions as custodian)



	First Data Investor Services Group, Inc.
	4400 Computer Drive
	Westborough, Massachusetts  01581
	(records relating to its functions as transfer agent)

	First Data Investor Services Group, Inc.
	One Exchange Place
	Boston, Massachusetts  02109
	(records relating to its functions as administrator)

	440 Financial Distributors, Inc.
	4400 Computer Drive
	Westborough, Massachusetts 01581
	(records relating to its functions as distributor)

Item 31.	Management Services.

	Not Applicable.

Item 32.	Undertakings.

	(a)	Registrant undertakes to file a post-effective
amendment with respect to the Short-Term U.S. Government Income Fund, using financial statements which need not be certified, within four to six months from the commencement of operations date of such Fund.

	(b)	Not Applicable.

	(c)	The Registrant undertakes to furnish each person to
whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request, and without charge.



SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, AMBAC TREASURERS TRUST, certifies that it meets the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Westport and State of Connecticut, on the 26th day of February, 1997.


AMBAC TREASURERS TRUST

By:	/s/ Stephen A. Attanasio
	Stephen A. Attanasio
	Chairman


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration
Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Stephen A. Attanasio			Trustee, President
and		February 26, 1997
Stephen A. Attanasio			Chairman


/s/ Donald W. Green			Trustee
	February 26, 1997
Donald W. Green


/s/ C. Roderick O'Neil			Trustee
	February 26, 1997
C. Roderick O'Neil


/s/ Eugene J. McDonald			Trustee
	February 26, 1997
Eugene J. McDonald


/s/ Russell E. Galipo			Trustee
	February 26, 1997
Russell E. Galipo


/s/ Roisin Kilgallen			Treasurer
	February 26, 1997
Roisin Kilgallen				(Principal Financial
Officer)



INDEX TO EXHIBITS


Exhibit Number		Exhibit

1(a)	Certificate of Trust dated June 27, 1995.

  (b)	Declaration of Trust dated June 27, 1995.

2	By-Laws of Registrant.

4	Instruments defining rights of holders of the securities
being offered.

5	Investment Advisory Agreement between Registrant and
AMBAC Investment Management Inc.

6	Distribution Agreement between Registrant and 440
Financial Services, Inc.

8	Custodian Agreement between Registrant and Bankers Trust
dated November 1, 1995.

9(a)	Administration Agreement between Registrant and First
Data Investor Services Group, Inc. dated November 1, 1995.

9(b)	Transfer Agency and Services Agreement between Registrant
and First Data Investor Services Group, Inc. dated November 1,
1995.

11	Consent of Independent Public Accountants.

13	Agreement regarding Initial Capital.

17	Financial Data Schedules for each series.



* Trustee who is an "interested person" of the Trust, as defined in the 1940
Act.
 Ownership percentages include indirect beneficial ownership of the shares of each Fund that are owned by subsidiaries of AMBAC Inc.
 Ownership of shares is indirect and based upon direct beneficial ownership by Cadre Financial Services, Inc., a subsidiary of AMBAC Capital
Corporation.